    As filed with the Securities and Exchange Commission on April 28, 1998

                                                        Registration No. 2-25618
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-3

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Post-Effective Amendment No. 53  [X]
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 29  [X]

                LINCOLN NATIONAL VARIABLE ANNUITY FUND A (GROUP)

                           -------------------------

                          [Exact Name of Registrant]

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                           -------------------------

                          [Name of Insurance Company]

     1300 South Clinton Street, P.O. Box 1110, Fort Wayne, Indiana  46801

                           -------------------------

    (Address of Insurance Company's Principal Executive Offices) (Zip Code) Insurance Company`s Telephone Number, including Area Code (219)455-2000

                           -------------------------

                             Jack D. Hunter, Esq.
                  The Lincoln National Life Insurance Company
                             200 East Berry Street
                           Fort Wayne, Indiana 46802
                    (Name and Address of Agent for Service)

                                   Copy to:

                               Patrice M. Pitts
                        Porter, Wright, Morris & Arthur
                         1667 K Street, NW, Suite 1100
                           Washington, DC 20006-1605

                           -------------------------

It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b) of Rule 485
---------
    X      on 4/30/98 pursuant to paragraph (b) of Rule 485
---------
           60 days after filing pursuant to paragraph (a)(i) of Rule 485
---------
           on            pursuant to paragraph (a)(i) of Rule 485
---------
           75 days after filing pursuant to paragraph (a)(ii) of Rule 485
---------
           on            pursuant to paragraph (a)(ii) of Rule 485.
---------

If appropriate, check the following box:

           this Post-Effective Amendment designates a
---------  new effective date for a previously filed Post-Effective Amendment.

               LINCOLN NATIONAL VARIABLE ANNUITY FUND A (GROUP)
                 POST-EFFECTIVE AMENDMENT NO. 53 ON FORM N-3

                            CROSS REFERENCE SHEET


N-3 Item    Description Per Form N-3          Caption in the Prospectus (Part A)
--------    ------------------------          ----------------------------------


1.          Cover Page                        Cover Page

2.          Definitions                       Special Terms

3.          Synopsis                          Expense Table; Synopsis

4.          Condensed Financial
            Information

            (a)  Per-Unit Table               Lincoln National Variable Annuity
                                              Fund A Per-Accumulation-Unit
                                              Income and Capital Changes

            (b)  Senior Securities            Not Applicable

            (c)  Performance Data             Not Applicable

            (d)  Financial Statements         Financial Statements


5.          General Description of
            Registrant and Insurance
            Company

            (a)  Insurance Company            The Company

            (b   Registrant                   The Fund

            (c)  Investment Objectives        Investment Objectives and
                 and Policies of Registrant   Policies of the Fund

            (d)  Lesser Investment            Investment Objectives and
                                              Policies of the Fund

            (e)  Principal Risk Factors       Investment Objectives and
                                              Policies of the Fund; The
                                              Variable Annuity Contracts

6.          Management

            (a)  Board of Managers            The Fund

            (b)  Investment Adviser           Investment Management

            (c)  Other Management             Not Applicable
                 Services

            (d)  Certain Practices            Not Applicable


7.          Deductions and Expenses

            (a)  Describe Deductions          Charges and Deductions;
                                              Synopsis

            (b)  Sales Load                   Charges and Deductions;
                                              Synopsis

            (c)  Special Purchase Plans       Charges and Deductions;
                                              Synopsis

            (d)  Dealer Commissions           Not Applicable

            (e)  Registrant's Expenses        [See Response to Item 4(a)]


            (f)  Operational Expenses         Charges and Deductions
                 of Registrant


8.          General Description of
            Variable Annuity Contract


            (a)  Persons Having Material      The Variable Annuity
                 Rights                       Contracts; Voting Rights

            (b)  Sub-Accounts                 Not Applicable

            (c)  Changes in Contract          The Variable Annuity
                 or Operations                Contracts; Voting Rights

            (d)  Contract Owner Inquiries     The Variable Annuity Contracts

9.   Annuity Period
     (a)   Material Factors             Accumulation Period; Annuity
                                        Period; Fund Valuation Procedure

     (b)   Annuity Commencement         Annuity Period
     Date

     (c)   Payment Frequency and        Annuity Period
     Duration

     (d)   Assumed Investment           Annuity Period
     Return

     (e)   Minimum Annuity Payment      Annuity Period

     (f)   Changes After                Annuity Period
     Annuitization


10.  Death Benefit

     (a)   Calculation                  Accumulation Period

     (b)   Forms of the Benefit         Accumulation Period; Annuity Period


11.  Purchases and Contract
     Value

     (a)   Procedures for               Synopsis; The Variable Annuity
     Purchasing Contract                Contracts; Accumulation Period

     (b)   Factors Affecting            Accumulation Period; Fund
     Accumulation Unit                  Valuation Procedure
     Value

     (c)   Asset Valuation Method       Fund Valuation Procedure

     (d)   When Accumulation            Accumulation Period
     Units Are Credited

     (e)   Principal Underwriter        Not Applicable

12.  Redemptions

     (a)   How to Redeem                Accumulation Period; Synopsis

     (b)   O.R.P.                       Accumulation Period

     (c)   Delay in Redemption          Accumulation Period

     (d)   Involuntary Redemptions      Annuity Period

     (e)   Revocation Right             Synopsis

     (f)   Redemption in Kind           Not Applicable

13.  Taxes                              Federal Tax Status

14.  Legal Proceedings                  Other Information

15.  Table of Contents of the           Table of Contents of The State-
     Statement of Additional            ment of Additional Information
     Information                        (SAI)

16.  Cover Page                         Cover Page

17.  Table of Contents                  Table of Contents

18.  General Information
     and History

     (a)  Insurance Company Name        Not Applicable
     Change; Suspension of
     Sale

     (b)  Assets in the Sub-            Not Applicable
     Account

     (c)  Indirect Control              General Information and
                                        History of The Lincoln National
                                        Life Insurance Company

19.  Investment Objectives              Investment Objectives and
     and Policies                       Policies of the Fund
                                        [Refers back to Investment
                                        Objectives and Policies of
                                        the Fund, in the Prospectus]

20.  Management                         Management

21.  Investment Advisory
     and Other Services

     (a)   Control Relationship--       Investment Advisory and
     Investment Adviser                 Related Services [refers back to
                                        the Company and Investment Manage-
                                        ment, in the Prospectus]; General

                                      Information and History
                                      of The Lincoln National Life Insurance
                                      Company

     (b)  Services from               Investment Advisory and Other
     Investment Adviser               Services [refers back to Invest-
                                      ment Management, and Charges and
                                      Deductions, in the Prospectus]
21.
     (c)  Payment of Costs, Fees      Not Applicable

     (d)  Management-Related          Not Applicable
     Services

     (e)  Other Investment Advice     Not Applicable

     (f)  Distribution Expenses       Not Applicable

     (g)  Custodian                   Custodian

     (h)  Other Holder of Port-       Not Applicable
     folio Securities

     (i)  Affiliated Administrator    Not Applicable

22.  Brokerage Allocation

     (a)  Brokerage Commissions       Brokerage Allocation

     (b)  Affiliated Broker           Not Applicable

     (c)  Broker Selection            Brokerage Allocation

     (d)  Research Services           Not Applicable

     (e)  Purchase of Securities      Not Applicable

23.  Purchase and Pricing
     of Securities Being
     Offered

     (a)  How Securities are          Purchase and Pricing of Securities Being
     Being offered                    Offered [Refers back to Synopsis and The
                                      Variable Annuity Contracts, in the
                                      Prospectus]

     (b)  Calculation of              Purchase and Pricing of Securities Being
     Sales Load                       Offered [Refers back to Charges and
                                      Deductions, in the Prospectus]

     (c)  Valuation                   Purchase and Pricing of
                                      Securities Being Offered

     (d)  Crediting Purchase          Purchase and Pricing of Securities Being
     Payment                          Offered [Refers back to Accumulation
                                      Period, in the Prospectus]

     (e)  Redemption In Kind          Not Applicable

24.  Underwriters

     (a)  Principal Underwriter       Underwriters

     (b)  Continuous Offering         Underwriters

     (c)  Underwriting Commissions    Underwriters

     (d)  Payments to Unaffili-       Not Applicable
     ated Underwriter

25.  Calculation of Yield             Not Applicable
     Quotations of Money
     Market Sub-Accounts

26.  Annuity Payments                 Purchase and Pricing of
                                      Securities Being Offered

27.  Financial Statements             Financial Statements

                               LINCOLN NATIONAL

                               VARIABLE ANNUITY

                                FUND A (Group)

             1300 South Clinton Street, Fort Wayne, Indiana 46802

                        Telephone: 1-800-454-6265

                       GROUP VARIABLE ANNUITY CONTRACTS

                                  ISSUED BY:

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

 The group variable annuity contracts offered by this prospectus are designed and offered: (a) for annuity purchase plans adopted by public school systems and Section 501(c)(3) organizations pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended ("Code"), (b) for qualified employee pension and profit-sharing trusts (described in Section 401(a) and tax exempt under Section 501(a) of the Code) and qualified annuity plans (described in Section 403(a) of the Code), including H.R.-10 plans, (c) for Individual Retirement Annuities and Accounts adopted by or on behalf of individuals pursuant to
Section 408 of the Code and (d) for Simplified Pension Plans pursuant to
Section 408(k) of the Code. Such qualified plans provide special tax treatment to participating employees and self-employed individuals and their beneficiaries. Contracts offered by this prospectus are also designed for governmental and charitable organizations deferred compensation plans meeting the requirements of Section 457 of the Code.

 The principal investment objective of Lincoln National Variable Annuity Fund A (the Fund) is the long-term growth of capital in relation to the changing value of the dollar. A secondary investment objective is the production of current income. The Fund seeks to accomplish these objectives by investing in equity securities, principally common stocks.

 Depending on the provisions of the plan, the Participant or Contract Owner may elect, if the plan so provides, that a portion (in multiples of 10%) of payments be applied by the Company to purchase fixed-dollar accumulation units under the variable annuity contract. However, unless reference is specifically made to fixed-dollar elements, this prospectus relates to variable elements under the Separate Account.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE FUND THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. PLEASE READ IT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

 ADDITIONAL INFORMATION ABOUT THE FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THAT STATEMENT OF ADDITIONAL INFORMATION (SAI), DATED APRIL 30, 1998, HAS BEEN INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND WILL BE PROVIDED ON REQUEST AND WITHOUT CHARGE. WRITE ANNUITIES CUSTOMER SERVICE, THE LINCOLN NATIONAL LIFE INSURANCE COMPANY, P.O. BOX 2340, FORT WAYNE, INDIANA 46801, OR CALL 1-800-454-6265. A TABLE OF CONTENTS FOR THE SAI APPEARS ON THE LAST PAGE OF THIS PROSPECTUS.

                                   ---------

                 THIS PROSPECTUS IS DATED APRIL 30, 1998
PR-AG

                               TABLE OF CONTENTS

                                                                            PAGE
Special Terms..............................................................   2
Expense Table..............................................................   3
Synopsis...................................................................   4
Per-Accumulation-Unit Income and Capital Changes...........................   5
Financial Statements.......................................................   5
The Company................................................................   5
The Fund...................................................................   6
Investment Objectives and Policies of the Fund.............................   6
Charges and Deductions.....................................................   7
Investment Management......................................................   9
The Variable Annuity Contracts.............................................  10
Accumulation Period........................................................  11
Annuity Period.............................................................  13
Fund Valuation Procedure...................................................  16
Federal Tax Status.........................................................  17
Voting Rights..............................................................  18
Other Annuity Contracts....................................................  19
Custodian..................................................................  19
State Regulation...........................................................  19
Other Information..........................................................  19
Table of Contents of the Statement of Additional Information (SAI).........  20

                                 SPECIAL TERMS

 As used in this prospectus the following terms have the indicated meanings. ACCUMULATION UNIT: A statistical device used to determine the value of an individual account prior to the commencement of annuity payments.
 ANNUITANT: The person on whose life or life expectancy the payments are based.
 ANNUITY: A series of payments for (a) life, (b) life with either a minimum number of payments or an ascertainable sum guaranteed, or (c) the joint lifetime of the Annuitant and another person and thereafter during the lifetime of their survivor.
 ANNUITY RATE PROMISE: The promise that the amount of annuity payments will not be affected by the fact that Annuitants live longer than expected.
 ANNUITY UNIT: A statistical device used to determine the amount of annuity payments.
 CONTRACT OWNER: The Annuitant, or other designated person, except in cases where a Contract is issued to a trustee of a trust or a custodian of a qualified pension or profit-sharing plan under Section 401(a) of the Code or of an Individual Retirement Annuity under Section 408 of the Code, or where a Contract is issued in connection with a deferred compensation plan pursuant to
Section 457 of the Code. In cases where the Contract is issued to such a trustee or custodian, as defined above, the Contract Owner is the trustee or custodian.
 FIXED-DOLLAR ANNUITY: An annuity with payments which remain fixed throughout the payment period and which do not reflect the investment experience of a separate account.

 LINCOLN LIFE (THE COMPANY, WE, US, OUR): The Lincoln National Life Insurance Company
 PAYMENTS: Amounts paid to purchase an annuity by or on behalf of an Annuitant.
 PARTICIPANT: The individual participating in a qualified pension or profit-sharing plan pursuant to Section 401(a) of the Code, a deferred compensation plan pursuant to Section 457 of the Code, a tax deferred annuity pursuant to
Section 403(a) of the Code or a tax sheltered annuity pursuant to 403(b) of the Code.
 SEPARATE ACCOUNT: Assets set aside in a separate account by The Lincoln National Life Insurance Company with respect to payments received for the variable side of the contract offered by this prospectus and certain other annuity contracts and designated as Lincoln National Variable Annuity Fund A.
 TERMINATION AND SURRENDER: Surrender means redemption; the term redemption may be used interchangeably with surrender. The termination options permit redemption as set forth in Accumulation Period, below.
 VARIABLE ANNUITY: An annuity providing for payments varying in accordance with the changing values of securities held in a separate account.
 VARIABLE ANNUITY CONTRACT: An agreement between the Company and the Contract Owner providing a variable annuity.
PR-AG

                                 EXPENSE TABLE

CONTRACT OWNER TRANSACTION EXPENSES (as a percentage of purchase payments unless otherwise indicated)

                                                          SINGLE   PERIODIC
                                                         PREMIUM   PREMIUM
                                                         --------  --------
    Sales Load Imposed on Purchases                      2% + $50    4.25%
                                                         --------    ----
    Administrative Expense                                    $65    1.00%
                                                         --------    ----
    Minimum Death Benefit (if elected)                        .75%    .75%
                                                         --------    ----
ANNUAL EXPENSES (as a percentage of average net assets)
    Management Fees                                                   .32%
                                                                     ----
    Annuity Rate and Expense Risk Fees                               1.00%
                                                                     ----
       Total Annual Expenses                                         1.32%
                                                                     ----

EXAMPLE*

                                1 YEAR      3 YEARS     5 YEARS    10 YEARS
                              S. P. P. P. S. P. P. P. S. P. P. P. S. P. P. P.
                              ----- ----- ----- ----- ----- ----- ----- -----
At the end of the applicable
 time period, you would pay
 the following expenses on a
 $1,000 investment, assuming
 5% annual return on assets:  $147   $66  $173   $95  $202  $126  $287  $218

*The figures are the same, whether the Contract Owner holds the contract, surrenders it, or annuitizes. The expenses shown do NOT include charges for the minimum death benefit, since the purchase of that benefit is optional with the client. [S. P. = Single Premium; P. P. = Periodic Payment]

This table is provided to assist the Contract Owner in understanding the various costs and expenses that he or she will bear directly or indirectly. The table reflects expenses of operating both the Variable Annuity Contract and the Fund. For a more complete description of the various costs and expenses involved, see "Charges and Deductions" in this Prospectus. Premium taxes may also be applicable, although they do not appear in the table. THE "Example" SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. This table is unaudited.
PR-AG

                                   SYNOPSIS

WHAT ARE THE VARIABLE ANNUITIES BEING OFFERED?

 The variable annuity contracts offered by this prospectus are of two types: immediate annuities and deferred annuities. Deferred annuities may be purchased with a single payment or with periodic payments. Immediate annuities may only be purchased with a single payment. The Contracts are not being sold to new Contract Owners.

WHO IS THE PRINCIPAL UNDERWRITER?
 The Lincoln National Life Insurance Company (the Company), a registered broker-dealer, is the principal underwriter. It makes contracts available through its registered representatives licensed to sell life insurance policies and annuity contracts.

INVESTMENT ADVISER--NATURE OF BUSINESS
 The Company, a stock life insurance company providing life insurance and annuities, serves as investment adviser to the Fund.

WHAT FEES ARE CHARGED TO THE FUND?
 For providing investment management services, the Company (the adviser) will make daily deductions aggregating .323% annually of the average daily value of the Fund. (See Investment Management, below.)

 Daily deductions aggregating 1.002% annually of the average daily value of the Fund are also made for annuity rate and expense guarantees. (See Charges and Deductions, below.)

 In general, see Expense Table on page 3.

WHAT IS THE MAXIMUM SALES LOAD?
 The maximum sales load under a periodic payment contract is 4.49% of the net amount invested which is 4.25% of the offering price (gross payment received).

 Under a single payment contract, the maximum sales load is 3.9% of the net amount invested. The maximum sales load is 2% of the offering price (gross payment received) plus $50.

 There are provisions for reduced sales charges. (See Charges and Deductions, below.)

ADMINISTRATIVE EXPENSE CHARGES

 In addition to the maximum sales load described above, a charge is also deducted for administrative expenses. This charge is a maximum of 1% of purchase payments under periodic payment contracts; under single payment contracts, the charge is $65.

ARE THERE ANY OTHER DEDUCTIONS, CHARGES OR PENALTIES?
 If the minimum death benefit has been elected, an additional deduction of .75% is made from each purchase payment. Deductions are also made for any applicable premium taxes. If you withdraw contract value or surrender the contract before the annuity period begins, you may be subject to a penalty tax under Section 72(q) of the Code.

IS THERE A SHORT-TERM CANCELLATION RIGHT?
 Within 10 days after this contract is first received, it may be cancelled for any reason by delivering or mailing it to the agent through whom it was purchased or to the Home Office of the Company. Upon cancellation, this contract shall be void from the beginning and the Company will return the value of any payments made to the variable account (including the sales and administrative charge).

IS A MINIMUM INVESTMENT REQUIRED?
 Normally, under a periodic payment contract, the minimum amount of any scheduled purchase payment is $25 and the scheduled purchase payments must total at least $600 per year. Normally, under a single payment contract the minimum payment is $5,000.

INVESTMENT OBJECTIVES
 The principal investment objective of the Fund is the long-term growth of capital in relation to the changing value of the dollar. A secondary investment objective is the production of current income. (See Investment Objectives and Policies of the Fund, below.)

TYPE OF FUND
 The Fund is a segregated investment account of the Company, operated as an open-end, diversified management investment company.

REDEMPTION OR REPURCHASE PRICE
 Payments upon redemption will be made at the value of the account without any charge. (See Accumulation Period, below.)
PR-AG

                   LINCOLN NATIONAL VARIABLE ANNUITY FUND A
               PER-ACCUMULATION-UNIT INCOME AND CAPITAL CHANGES

          (For an accumulation unit outstanding throughout the year)

 The following per-unit income and capital changes table of the Fund has been derived from the financial statements of Lincoln National Variable Annuity Fund A which have been audited by Ernst & Young LLP, independent auditors. This table should be read in conjunction with the Fund's financial statements, notes and report of independent auditors included in the Statement of Additional Information. The information is for years ended December 31.

                           PER-ACCUMULATION-UNIT INCOME AND CAPITAL CHANGES

                           1997     1996     1995    1994    1993    1992    1991    1990    1989    1988
                          -------  -------  ------  ------  ------  ------  ------  ------  ------  ------
Investment income.......  $  .286  $  .267  $ .251  $ .217  $ .204  $ .206  $ .181  $ .146  $ .183  $ .150
Expenses................     .178     .139    .114    .095    .090    .083    .076    .064    .062    .053
                          -------  -------  ------  ------  ------  ------  ------  ------  ------  ------
Net investment income...     .108     .128    .137    .122    .114    .123    .105    .082    .121    .097
Net realized and
 unrealized gain (loss)
 on investments.........    3.755    1.735   2.539   (.040)   .522   (.099)  1.402   (.102)   .786    .266
                          -------  -------  ------  ------  ------  ------  ------  ------  ------  ------
Increase (decrease) in
 accumulation unit
 value..................    3.863    1.863   2.676    .082    .636    .024   1.507   (.020)   .907    .363
Accumulation unit value
 at beginning of year...   11.737    9.874   7.198   7.116   6.480   6.456   4.949   4.969   4.062   3.699
                          -------  -------  ------  ------  ------  ------  ------  ------  ------  ------
 ACCUMULATION UNIT VALUE
  AT END OF YEAR........  $15.600  $11.737  $9.874  $7.198  $7.116  $6.480  $6.456  $4.949  $4.969  $4.062
                          =======  =======  ======  ======  ======  ======  ======  ======  ======  ======

                                                RATIOS

Ratio of expenses to
 average net assets.....     1.27%    1.28%   1.28%   1.27%   1.27%   1.27%   1.27%   1.28%   1.28%   1.28%
Ratio of net investment
 income to average net
 assets.................      .77%    1.17%   1.65%   1.75%   1.72%   2.01%   1.85%   1.72%   2.63%   2.49%
Portfolio turnover rate.    32.56%   49.94%  48.95%  64.09%  49.90%  70.97%  36.99%  59.57% 201.20% 178.95%
Number of accumulation
 units outstanding at
 end of year (expressed
 in thousands)..........    7,723    8,462   9,569   9,908  11,538  12,742  14,185  16,554  19,522  22,564

                             FINANCIAL STATEMENTS

 Financial statements of the Fund and the statutory-basis financial statements and schedules of Lincoln Life are in the Statement of Additional Information
(SAI) for the Fund. To obtain a copy of the SAI, call or write to the source listed on page one of this Prospectus.

                                  THE COMPANY

 Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services. The Home Office of the Company (principal business address) is located at 1300 South Clinton Street, Fort Wayne, Indiana. The Company's Home Office mailing address is P.O. Box 2340, Fort Wayne, IN 46801.
PR-AG

                                   THE FUND

 On September 16, 1966 the Board of Directors of the Company established a segregated investment account designated Lincoln National Variable Annuity Fund A (the Fund or Variable) in accordance with certain provisions of Indiana Insurance Law. The Fund is an open-end, diversified management investment company registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended (the 1940 Act).

 The present Board of Managers for the Fund has been elected by the Contract Owners (See Voting Rights, below.) A majority of these Members are persons who are not otherwise interested persons of the Company as the term "interested persons" is defined in the 1940 Act. Members of the Board of Managers are also Directors of the following: Lincoln National Aggressive Growth Fund, Inc.; Lincoln National Bond Fund, Inc.; Lincoln National Capital Appreciation Fund, Inc.; Lincoln National Equity-Income Fund, Inc.; Lincoln National Global Asset Allocation Fund; Lincoln National Growth and Income Fund, Inc.; Lincoln National International Fund, Inc.; Lincoln National Managed Fund, Inc.; Lincoln National Money Market Fund, Inc.; Lincoln National Social Awareness Fund, Inc.; and Lincoln National Special Opportunities Fund, Inc. All of the foregoing are registered investment companies. The Board is responsible, among other things, for authorizing investment programs for the Fund, in accordance with the Fund's investment objectives and policies; for recommending to Contract Owners any appropriate changes to those objectives and policies; and for contracting for certain services necessary to the operation of the Fund.

 The Indiana law under which the Fund was established provides it shall not be chargeable with liabilities arising out of any other business which the Company may conduct and which has no specific relation to or dependence upon the Fund. Accordingly, the assets of the Fund will be held exclusively for the benefit of Participants in, and persons entitled to payment under, variable annuity contracts. Income, gains, and losses, whether or not realized, from assets allocated to the Fund are, in accordance with the applicable variable annuity contracts, credited to or charged against the Fund without regard to other income, gains, or losses of the Company. The assets of the Fund may not be charged with liabilities arising out of any other business of the Company. The obligations arising under the variable annuity contracts are obligations of the Company. The Fund is a "separate account" as that term is defined under the federal securities laws.
 The Company, in addition to serving as Investment Adviser for the Fund (See Investment Management, below), provides overall management of the Fund's business affairs, subject to the authority of the Board of Managers.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

 All investment objectives and policies shown below (except Restrictions 9 through 11) are fundamental and may not be changed without approval of Contract Owners casting a majority of the votes entitled to be cast (see Voting Rights, below).

OBJECTIVES

 1.The principal investment objective is the selection of investments for the long-term growth of capital in relation to the changing value of the dollar. Investments will be made with the objective of providing annuity payments which may tend to reflect changes in the value of the dollar. An additional but secondary investment objective is the production of current income.

 2. Income and realized capital gains will be reinvested.

 3. The Fund's assets will be kept fully invested except that (a) sufficient cash will be kept on hand to meet variable annuity contract payments and (b) reasonable amounts of cash or United States Government securities may be held for limited periods pending investment in accordance with investment policies.

 4. The Fund's assets will usually be invested in a portfolio of equity securities, mainly common stocks, diversified over industries and companies. Changes in such diversification may be made from time to time to take into account changes in the outlook for particular industries or companies. The investments of the Fund will not, however, be concentrated in any one industry, and no more than 25% of the Fund's assets will be invested in any one industry. Such diversification does not eliminate the risks inherent in the making of equity investments. The purchasing of common stocks may occur in rising or declining markets.

 Further, when the Board of Managers determines that investments of other types may be advantageous on the basis of combined considerations of risk, income and appreciation, investments may be made in bonds, notes or other evidences of indebtedness, issued publicly or placed privately, of a type customarily purchased for investment by institutional investors including United States Government securities. Such investments, if made, constitute a defensive policy. Such investments may, or may not, be convertible into stock or be accompanied by stock purchase options or warrants for the purchase of stock. Warrants are purely speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. A warrant, basically, is an option to purchase a given security within a specified period for a specified price. The prices of warrants do not necessarily move parallel to the price of the underlying securities.
PR-AG

RESTRICTIONS

 The investments of the Fund are subject to the provisions of the Indiana Insurance Law concerning earnings records, preferred stock coverage, self-dealing, real estate holdings and concentration.
 Loans will not be made, but the purchase of a portion of an issue of bonds, debentures or other securities publicly distributed or privately placed with financial institutions shall not be considered the making of a loan.
 The Fund will not:
  1. Invest more than 5% of the value of the Fund's assets in securities of any one issuer, except obligations of the United States Government and instrumentalities thereof.
  2. Acquire more than 10% of the voting securities of any one issuer.
  3. Borrow money except for temporary or emergency purposes in an amount up to 5% of the value of the assets.
  4. Underwrite securities of other issuers.
  5. Purchase or sell real estate as a principal activity. However, the right is reserved to invest up to 10% of the value of the assets of the Fund in real properties.
  6. Purchase commodities or commodity contracts.
  7. Make short sales of securities.
  8. Make purchases on margin, except for such short-term credits as are necessary for the clearance of transactions.
  9. Invest in the securities of a company for the purpose of exercising management or control.
 10. Place emphasis upon obtaining short-term trading profits, but it may engage in short-term transactions in the event that a change in economic conditions or a rapid appreciation or depreciation of stock prices occurs. See the Fund's portfolio turnover rates set forth in the Per-Accumulation-Unit Income And Capital Changes Table.) The securities markets in general have experienced volatility due to rapidly shifting economic trends. This volatility can affect turnover.
 11. Plan to make investments in securities of other investment companies. However, the right is reserved to make such investments up to a maximum of 10% of the value of the assets of the Fund, provided that not more than 3% of the total outstanding voting stock of any one investment company may be held.

SPECIAL RISKS

 Investments, if made, in any securities of the type which are privately placed with financial institutions and which cannot be sold to the public without prior registration of such securities with the SEC, will be limited in order that the total of such investments will not exceed 10% of the value of the Fund's assets. Such securities are commonly referred to as "restricted securities." Restricted securities may not be readily marketable and the Fund may not be able to dispose of its holdings in these securities at reasonable price levels if such securities are ever acquired. Furthermore, registration of restricted securities under the Securities Act of 1933 may be necessary if the Fund is to sell such securities publicly. Should a considerable period of time elapse between the time that a decision is made to sell restricted securities and the time when the Fund may be permitted to sell them publicly under an effective registration statement, adverse market conditions could develop with the result that the Fund might not be able to obtain as favorable a price as that prevailing at the time the decision to sell was made. During 1997 no restricted securities were held.

                            CHARGES AND DEDUCTIONS

DEDUCTION FROM PURCHASE PAYMENTS--SALES AND ADMINISTRATIVE EXPENSES

 Under periodic payment contracts, a deduction of 4.25% for sales expenses and 1% for administrative expenses is made from each purchase payment when received. Under single payment contracts, which contemplate that lump sum amounts under pension or retirement plans will be applied to the purchase of an annuity, the deduction from each purchase payment made on behalf of a Participant for sales and administrative expenses is 2% plus $50 for sales expenses and $65 for administrative expenses. In addition to periodic payments, the Contract Owner may make single payments on behalf of Participants. The deduction from such a payment made for a Participant is 2%.

 Administrative expenses include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, and stationery. The administrative charge is designed to cover the expense of administering these contracts, and the Company does not expect to realize a profit by virtue of this charge.

 These services are provided under a Sales and Administrative Services Agreement executed by the Company and the Fund. The Agreement continues in effect from year to year if approved at least annually by a majority of the Board of Managers who are not interested persons of the Company or the Fund, cast in person at a meeting called for the purpose of voting on such approval. PR-AG

 With respect to the regular Group Variable Annuity Contract, should the Company increase the combined sales and administrative expense charge, then, for existing holders of periodic payment contracts, the Company promises not to deduct more than 5.25% from any year's payment, as long as that payment is no more than twice the original year's payment. The excess will be charged at the higher rate. With respect to the Group Variable Annuity Deposit Administration Contract, should the Company increase the combined sales and administrative expense charge, then, for existing holders of periodic payment contracts, the Company promises not to deduct more than 5.25% from any of the payments made in the first 14 contract years immediately following the first contract year, as long as the payment in any of those 14 years is no more than twice the original payment. The excess will be charged at the higher rate. For both types of contracts, the deduction for sales and administrative expenses may be decreased by the application of experience rating credits. (See Purchase of Contracts, below.)
 Deductions for sales and administrative expenses made from purchase payments applied to purchase fixed-dollar accumulation units are the same as those made from payments applied to the Separate Account.
 Over the actuarial life of the contracts issued by the Fund, the aggregate sales load is expected to exceed the aggregate distribution expenses associated with those contracts. To the extent that sales load does not exceed distribution expenses during the first year of those contracts, the Company pays those expenses out of its general assets. Aggregate sales load in years after the first exceeds aggregate distribution expenses in those years.

 For sales and administrative expenses, the Fund paid $9,784 in 1997, $12,259 in 1996 and $12,796 in 1995.

REDUCED CHARGES

 No sales or administrative expense charge is deducted from:
 1. Amounts transferred between the fixed and the separate account portions of contracts offered by this prospectus, if such transfers are permitted by the underwriting practices of the Company;
 2. Purchase payments under contracts offered by this prospectus to (a) Members of the Board of Managers and officers of the Fund, (b) directors, officers and full-time employees of the Company, if they spend more than 50% of their working time either (1) rendering investment advisory services to the Fund or supervising persons who spend more than 50% of their working time rendering such services, or acting in a position necessary for such persons to render such services, or (2) selling or offering for sale contracts of the Fund or supervising persons who spend more than 50% of their working time selling or offering such contracts for sale, or acting in a position necessary for such persons to sell or offer such contracts for sale, and (c) sales representatives of the Company, or to any trust, pension, profit-sharing, or other benefit plan for such persons, provided that each of the foregoing persons has acted as above described for not less than 90 days, and provided further that such sales are made with the written assurances of the purchaser that the purchase is made for investment purposes and that the contracts will not be resold except through redemption; and/or
 3. Payments under contracts offered by this prospectus to the owners of or beneficiaries under life insurance, endowment, or annuity contracts issued by the Company in cases where and to the extent that proceeds payable under such policies are applied to the purchase of contracts offered by this prospectus.

EXPERIENCE RATING CREDIT

 The variable annuity contracts are non-participating and do not share in the surplus of the Company; however, each variable annuity contract provides for experience rating. The experience rating credit will be determined annually on the basis of allocated costs compared with the amounts deducted for sales and administrative expenses. If such costs exceed the amount deducted, no additional deduction will be made from the Participant's individual account. If, however, the amount deducted for such expenses exceeds allocated costs, the Company, in its discretion, may allocate all, a portion or none of such excess as an experience rating credit.
 Credits will be applied without deduction of any amounts for sales or administrative expenses. Application of the credit will be made in one of two ways, as considered appropriate by the Company: (a) by a reduction in the amount deducted from subsequent purchase payments for sales and administrative expenses, or (b) by the crediting of a number of additional accumulation units or annuity units, as applicable, equal in value to the amount of the credit less any applicable premium taxes.

 During 1997, there were no experience rating credits paid. In years in which experience rating credits are granted, the granting of those credits in no way obligates the Company to grant such credits in ensuing years, as the Company retains sole discretion with respect to payment of experience rating credits.

DEDUCTION FROM PURCHASE PAYMENTS--MINIMUM DEATH BENEFIT

 An additional deduction of .75% is made from each purchase payment for the minimum death benefit, if such coverage has been elected. The Company anticipates that the sale of this death benefit will generate profits for it. (See Accumulation Period, below.)
PR-AG

DEDUCTION FROM PURCHASE PAYMENTS--PREMIUM TAXES

 Any applicable premium taxes are deducted from purchase payments in accordance with local law. Premium tax deductions are held in the General Account of the Company until paid to the appropriate state on a quarterly or annual basis. The balance of the payment less all deductions is placed in the Fund and credited to the Participant's individual account. The tax ranges from
 .5% (.005) to 4.0% (.04) of purchase payments.

DEDUCTION FROM AVERAGE DAILY VALUE OF THE FUND--ANNUITY RATE AND EXPENSE
PROMISES

 Although variable annuity payments will vary in accordance with the investment performance of the Fund, they will not be affected by adverse mortality experience or by an increase in the Company's expenses to an amount in excess of expense deductions provided for in the variable annuity contract. The Company assumes the risk that Annuitants as a class may live longer than expected and that expenses may be higher than the deductions for such expenses. In either case, the loss will fall on the Company. Conversely, if such reserves and deductions prove more than sufficient, the excess will be a profit to the Company.
 In return for the assumption of these risks, deductions aggregating 1.002% annually of the average daily value of the Fund are made consisting of .9% for annuity rates and .102% for expenses.
 By the terms of the variable annuity contracts, all periodic deductions and annuity rates are subject to certain modifications by the Company. (See The Variable Annuity Contracts, below.) However, in the case of deductions for investment advisory services, such deductions may only be modified by a majority vote of Contract Owners.

DEDUCTION FROM AVERAGE DAILY VALUE OF THE FUND--INVESTMENT ADVISORY FEES

 For providing investment advisory services to the Fund, the Company makes deductions aggregating .323% annually of the average daily value of the Fund. (See Investment Management, below.) The Fund paid investment advisory fees of $394,625 in 1997, $345,624 in 1996 and $288,545 in 1995.

                             INVESTMENT MANAGEMENT

 The Company has been registered under the Investment Advisers Act of 1940 since 1967, and it serves as investment adviser of the Fund. (See The Company, above, for a description of the Company; and Management, in the SAI, for affiliated persons.) Investment management services are provided under an Investment Management Services Agreement executed by the Company and the Board of Managers. The Agreement continues in effect from year to year if approved at least annually by a majority of the Board of Managers, who are not interested persons of the Company or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and by either (a) the Board of Managers, or (b) a majority vote of all Contract Owners.
 The Agreement may be terminated at any time without penalty on 60 days' written notice to the Company by the Board of Managers or by a majority vote of all Contract Owners. The Company may not terminate the Agreement without the prior approval of a new investment advisory agreement by a majority vote of all Contract Owners. In the event of assignment, the Agreement will terminate.
 In performing investment management services, the Company continuously provides the Board of Managers with an investment program for its consideration. Upon approval of such an investment program by the Board of Managers, the Company executes the program by placing orders for the purchase or sale of the assets of the Fund.

 A "sub-advisory agreement" is in force between the Company and Vantage Global Advisors, Inc. ("Vantage"), 630 5th Ave., Suite 2670, New York, NY 10111, a Delaware corporation. Under it, Vantage may perform some, or substantially all, of the investment advisory services required by the Fund. However, the Company remains primarily responsible for investment decisions affecting the Fund, and no additional compensation from the assets of the Fund is assessed as a result of that agreement.
PR-AG

                        THE VARIABLE ANNUITY CONTRACTS

ANNUITY PROMISE

 The variable annuity contract includes the Company's promise that variable payments will be made for the lifetime of the Annuitant (commencing on the selected annuity date) based upon mortality assumptions contained in the contract and annuity option selected, regardless of the actual mortality experience among the Annuitants. That is, while annuity payments are based on life expectancies, Annuitants will nevertheless continue to receive annuity payments if they live longer than expected. Annuity payments will not be affected by an increase in the Company's expenses.

PURCHASE OF CONTRACTS

 Two types of Group Variable Annuity Contracts are covered by this prospectus:
 1. Under the regular Group Variable Annuity Contract, payments are allocated to the accounts of individual Participants. Each Participant under the regular Group Variable Annuity Contract receives a certificate which summarizes the provisions of the group contract and evidences participation.
 2. The Group Variable Annuity Deposit Administration Contract is designed for use with defined benefit pension plans and defined benefit H.R.-10 plans.
 In each case, the group contract is issued to the Contract Owner. The payments are added to a single account for the contract.
 Persons wishing to become Participants under a group contract must complete application forms to be forwarded to the Home Office of the Company for its acceptance. Upon acceptance, certificates are prepared and forwarded to the Participant.
 An initial purchase payment will be priced not later than two business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete upon receipt. The Company may retain the purchase payment for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within five days, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately unless the applicant specifically consents to the Company retaining the purchase payment until the application is made complete. Thereafter, this initial purchase payment must be priced within two business days.
 Certain significant provisions of the contracts are discussed in the following sections.

MODIFICATION OF CONTRACT

 The variable annuity contract cannot be modified by the Company except with approval of the Contract Owner (which is the employer or a trustee in the case of group variable annuity contracts) until it has been in force for at least three years. Further, no modifications can affect retired Participants in any manner without their written consent, unless such modification is deemed by the Company to be necessary to give the Contract Owner or Participants the benefit of federal or state statutes or Treasury Department rules or regulations. Moreover, under the regular Group Variable Annuity Contract, the annuity rate promise, expense promise, and the deductions applicable at the time of a Participant's entry into the plan will continue to apply for all purchase payments made on his or her behalf, up to a maximum payment in any year equal to 200% of the amount paid in the first year of participation. The portion of the purchase payments in excess of such maximum will receive the benefit of the promises applicable to new entrants into the plan in the year such excess is first received by the Company, and these promises will continue to apply if the increased payment is continuously made.
 Under the Group Variable Annuity Deposit Administration Contract, the annuity rate promise, expense promise and the deductions applicable at issue will continue to apply for all payments made during the first 15 contract years up to a maximum payment in any year equal to 200% of the amount paid in the first contract year. The portion of the purchase payments in excess of such maximum will receive the benefit of the promises applicable to new contracts in the year such excess is first received by the Company and these promises will continue to apply if the increased payment is continuously made during the first 15 contract years. The Company has not found it necessary in the past to change the annuity rate promise, expense promise, or the deductions applicable at the time of a Participant's entry into the plan.
 Notwithstanding the above, the Company reserves the right to unilaterally modify this variable annuity contract to comply with federal and state laws.

ASSIGNMENT

 Unless contrary to applicable law, assignment of variable annuity contracts or participant's individual accounts thereunder is prohibited.

PR-AG

PURCHASE LIMITS

 Normally, under a periodic payment contract, the minimum amount of any scheduled purchase payment is $25 per Participant and the scheduled purchase payments must total at least $600 per year per Participant. Normally, under a single payment contract, the minimum payment is $5,000 for any one Participant.

REINVESTMENT PRIVILEGE

 The Contract Owner or a Participant may elect to make a reinvestment purchase with any part of the proceeds of a total or partial liquidation of the contract without any deductions by the Company. Such election must be made within 30 days of the date of such liquidation and the purchase must be of a contract covered by this prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax favored status under an arrangement for which the contracts offered by this prospectus are designed (see Synopsis, above). The number of Accumulation Units which will be credited upon reinvesting the funds will be based on the value of the Accumulation Unit(s) the next time such value is computed following receipt of the proceeds and request for reinvestment at the Company's Home office. This reinvestment privilege may be utilized only once with respect to any Contract Owner or Participant. For tax reporting purposes, a liquidation and subsequent reinvestment purchase will be treated by the Company as separate transactions. Prior to a liquidation or subsequent reinvestment purchase, a tax adviser should be consulted by the Contract Owner or Participant.

GENERAL RISK FACTORS

 Variable annuities are designed to provide Participants with payments which will tend to reflect changes in the cost of living. The Company seeks to accomplish this objective by providing a medium for investment in equity securities accompanied by annuity promises. There is no assurance that this objective will be attained.
 Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some periods the prices of securities have declined while the cost of living was rising.
 The value of the investments held in the Fund fluctuates daily and is subject to the risks of changing economic conditions as well as the risks inherent in the ability of management to anticipate changes in such investments necessary to meet changes in economic conditions.
 There is no assurance that the value of a Participant's individual account during the years prior to retirement or that the aggregate amount of the variable annuity payments received during the years following the commencement of annuity payments will equal or exceed the payments made on behalf of a Participant. Neither is there assurance that the value of an unallocated fund's contract will equal or exceed the payments made to this account. The policy of investment in common stocks may be maintained in both rising and declining markets.

CONTRACT OWNER INQUIRIES

 The obligations to purchasers under the Variable Annuity Contracts are those of the Company. Inquiries from Contract Owners should be directed to the Company at 1-800-454-6265.

                              ACCUMULATION PERIOD

ACCUMULATION UNITS

 Under the regular Group Variable Annuity Contract, the purchase payments made with respect to a Participant, less deductions, are credited to the account of the Participant in the form of Accumulation Units. Under the Group Variable Annuity Deposit Administration Contract, net payments are credited to the account of the Contract Owner. The number of Accumulation Units credited to an account is determined by dividing the net purchase payment by the value of an Accumulation Unit when the net purchase payment is received, if received prior to the close of trading on the New York Stock Exchange and by the value computed on the next trading day, if received thereafter. (See Fund Valuation Procedure, below.) Crediting of Accumulation Units may be delayed on payments received which cannot be identified or allocated to a specific Participant's Individual account.

 The number of Accumulation Units so determined shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit will vary in amount depending upon the investment experience of the Fund.
PR-AG

VALUE OF PARTICIPANT'S ACCOUNT

 The value of a Participant's individual account at any time prior to the commencement of annuity payments or the value of a Contract Owner's account can be computed by multiplying the total number of Accumulation Units by the current Accumulation Unit value. The Participant bears the investment risk, that is, the risk that market values may decline. There is no assurance that the value of the Participant's individual account will equal or exceed the payments made on his or her behalf. Each Participant is advised annually of the number of Accumulation Units credited to his or her account, the current Accumulation Unit value, and the total value of the account.

DEATH BENEFIT BEFORE RETIREMENT

 If the Annuitant dies prior to the commencement of benefit payments, death proceeds payable will be the value of the person's account determined as of the valuation date coincident with or next following the date written notice of death is received by the Company.
 If minimum death benefit coverage has been elected, the variable annuity contract will contain a promise that in the event of the death of the Participant prior to the commencement of benefit payments, death proceeds payable will be the greater of (a) the value of the Participant's account determined as of the valuation next following receipt of written notice of death by the Company or (b) in the event of such death prior to the Participant's 65th birthday, 100% of the total purchase payments made on behalf of the Participant minus a proportionate reduction for any partial withdrawals of the value of the Participant's account. Payment of death proceeds will be made within seven days of receipt of such notice.

DEATH OF CONTRACT OWNER

 If the owner of a non-qualified contract dies before annuity payments have begun, then in accordance with the provisions of Section 72(s) of the Code, the Cash Surrender Value (proceeds) of the Contract will be paid as follows:
(i) Upon the death of a non-annuitant owner, the proceeds shall be paid to any surviving joint or contingent owner(s); (ii) If no joint or contingent owner has been named, then the proceeds shall be paid to the annuitant named in the contract.
 If the decedent owner or joint owner is also the Annuitant, then the death will be treated as death of the Annuitant subject to the provisions of this Contract regarding death of annuitant. If the recipient of the proceeds is the surviving spouse of the Contract Owner, the Contract may be continued in the name of the spouse as owner.
 In accordance with Section 72(s), any distribution must be paid within 5 years of the death of the owner unless the beneficiary begins receiving, within one year of the Contract Owner's death, the distribution in the form of a life annuity or an annuity for a period certain not exceeding the beneficiary's life expectancy.

JOINT/CONTINGENT OWNERSHIP

 If a joint owner is named in the application, such joint owners shall be treated as having equal undivided interests in the Contract. Either owner, independent of the other, may exercise any ownership rights in this Contract. A contingent owner cannot exercise any ownership rights in this Contract while the Contract Owner is alive.

SURRENDER OF CONTRACT

 The Contract Owner, if the plan so provides, has the right to surrender in whole or in part at any time prior to the commencement of the annuity period. The Contract Owner must submit a written request for surrender to the Company's Home Office. The Contract Owner will receive the value of that portion of the account surrendered computed as of the valuation time coincident with or next following the date of surrender, and payment will be made within seven days after the date of surrender. (For federal income tax consequences of a surrender for cash, see Federal Tax Status, below and in the SAI.) [Note: however, special restrictions on surrenders and withdrawals now apply if your Contract was purchased as part of a retirement plan of a public school system or tax-exempt institution under Section 403(b) of the Code.
Section 403(b) prohibits the withdrawal of post-1988 contributions pursuant to a salary reduction agreement (within the meaning of Section 402(g)(3)(c) of the Code), and earnings thereon, from a 403(b) contract except in the event the participant: 1) attains age 59 1/2; 2) separates from service; 3) dies; 4) becomes totally and permanently disabled; or 5) experiences financial hardship (in which event the income attributable to such contributions may not be withdrawn). Pre-1989 contributions and earnings through December 31, 1988, are not subject to the above restrictions.
PR-AG

 Payment of any termination value may be postponed (a) when the New York Stock Exchange is closed other than customary weekend and holiday closing or during which trading on the New York Stock Exchange is restricted; (b) for any period during which an emergency exists as a result of which (1) disposal of securities in the Fund is not reasonably practicable or (2) it is not reasonably practicable to determine the value of the Fund's net assets or (c) for such other periods as the SEC may by order permit for the protection of the Participants.
 For contracts issued in connection with qualified employee pension and profit-sharing trust and qualified annuity plans including H.R.-10 trusts of plans covering self-employed individuals and their employees and certain tax deferred annuity plans, termination options will be as stated in the trust or plan, and the terms of the trust or plan applicable to the Participant should be consulted for limitations on early surrender or payment. (See Federal Tax Status, below and in the SAI.)
 For all other contracts, upon termination of payments on the Participant's behalf and prior to the commencement of annuity payments, a Participant will have the following options:
 1. A Participant may have his or her individual account applied to provide fixed or variable annuity payments or a combination thereof commencing immediately under the selected annuity option. (See Annuity Period, below.)
 2. A Participant may surrender the whole or any portion of his or her individual account by submission of a written request for surrender and the certificate to the Company's Home Office, and receive the value of the account computed as of the valuation time coincident with or next following the date of surrender. Payment will be made within seven days after the date of surrender. If the payment of a surrender value results in reduction of the Company's state premium tax liability, the amount payable will include the lesser of (a) the amount by which the Company's premium tax liability is reduced or (b) the amount previously deducted from purchase payments for premium taxes on the contract being surrendered.
 3. The Participant may leave his or her individual account in force under the group contract and the account will continue to participate in the investment results of the Fund. When the originally selected retirement date arrives, the Participant will begin to receive annuity payments under the selected option. (See Annuity Period, below.) At any time in the interim, the Participant can surrender his or her individual account in accordance with (2.) above.
 If the Participant becomes an employee of another employer or a member of an association which has a similar variable annuity contract in force with the Company, the Participant may transfer his or her individual account to the other contract.
 A Participant may also purchase an individual variable annuity contract of the type then being issued by the Company, if any, upon making such payments as may then be required.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

 Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon: (1) termination of employment in all institutions as defined in Texas law, (2) retirement, or (3) death. Accordingly, a participant in the ORP will be required to obtain a certificate of termination from his or her employer before he or she can redeem his or her account.

                                ANNUITY PERIOD

ASSUMED INVESTMENT RATE (AIR)

 Variable annuity contracts providing for deferred annuities contain a table of annuity rates based on an AIR of 3.5% per year. The Company will permit the Contract Owner to select an AIR permitted by state law or regulations as follows: 3.5%, 4.5%, 5% or 6%. These AIRs are used merely to determine the first monthly payment for each $1,000 of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Fund.
 The choice of the AIR affects the pattern of annuity payments. A higher AIR will produce a higher initial payment but a more slowly rising series of subsequent payments (or a more rapidly falling series of subsequent payments) than a lower AIR.
 The objective of a variable annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment rate of the Fund equals the AIR during periods of stable prices. Subsequent payments will be smaller than, equal to or greater than the first payment depending upon whether the actual net investment rate is smaller than, equal to or greater than the AIR.
PR-AG

 The following table shows the Annuity Unit values at each year end for the different AIRs:

                              Annuity Unit Values
                            Assumed Investment Rate

              DECEMBER 31          3.5%              4.5%              5%                6%
              -----------         -----             -----             -----             -----
                 1988             1.946             1.584             1.431             1.168
                 1989             2.300             1.855             1.667             1.348
                 1990             2.175             1.739             1.556             1.247
                 1991             2.565             2.031             1.809             1.436
                 1992             2.705             2.120             1.878             1.476
                 1993             2.870             2.227             1.964             1.529
                 1994             2.805             2.156             1.892             1.459
                 1995             3.718             2.830             2.472             1.888
                 1996             4.268             3.218             2.797             2.117
                 1997             5.482             4.094             3.541             2.654

RETIREMENT DATE; FORM OF ANNUITY

 A Participant or Contract Owner in accordance with the plan, selects a retirement date, typically not later than age 75, and an annuity option-- either of which may be changed at any time prior to 30 days before the date upon which annuity payments are to commence--except that contracts issued under plans qualified under Section 401(a) pursuant to qualified annuity plans under Section 403(a) of the Code, including H.R.-10 plans, or plans pursuant to Section 408, provide for annuity payments to commence at the date and under the option specified under the plan. The contract provides four optional annuity forms described below, each of which may be selected on either a fixed annuity or variable annuity basis, or a combination thereof. The allocation between fixed and variable may be changed at any time prior to 30 days before the date on which payments are to commence. Amounts applied to the purchase of a fixed-dollar annuity will not participate in the investment experience of the Fund. If an election has not been made otherwise, the option with 120 monthly payments guaranteed will be effective, except in those cases in which a joint and survivor annuity payout is required by law.
 In such instance, the accumulated amount in the Fund will be applied to provide variable annuity payments under such option and any amount accumulated for a fixed annuity will be applied to provide fixed annuity payments under such option. In such cases, the minimum first monthly payment required on the new basis is $25, or $25 on each basis if a combination of fixed and variable payments is elected. If at any time the payments are or become less than $25, the Company has the right to change the frequency of payment to intervals that will result in payments of at least $25.
 While the contracts contain no provision under which an Annuitant or a beneficiary may surrender his or her contract (see Accumulation Period, above) and receive a lump-sum settlement in lieu thereof once annuity payments have commenced, the Company has undertaken to honor any request for a surrender of the remaining value of a contract in any case in which annuity payments are being made under a form of annuity not involving life contingencies. This applies to Option 2 when annuity payments are being continued during the remainder of the guaranteed period to the beneficiary designated by the Participant.

OPTIONAL ANNUITY FORMS

 OPTION 1--LIFE ANNUITY

 An annuity payable monthly during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant. This option offers the maximum level of monthly payments since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the Annuitant to receive no annuity payment if he or she died prior to the due date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment date, etc.

 OPTION 2--LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS GUARANTEED

 An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months as elected, annuity payments will be continued during the remainder of such period to the beneficiary designated by the Participant. If the beneficiary dies while receiving annuity payments, the present value of the current dollar amount of the remaining guaranteed number of annuity payments, computed on the basis of the AIR, shall be paid in one sum to the estate of the beneficiary.

PR-AG

 OPTION 3--UNIT REFUND LIFE ANNUITY

 An annuity payable monthly during the lifetime of the Annuitant with the guarantee that upon death a payment will be made of the value of the number of Annuity Units equal to the excess, if any, of (a) the total amount applied under this option divided by the Annuity Unit Value for the date annuity payments commence over (b) the Annuity Units represented by each payment to the Annuitant multiplied by the number of payments paid prior to death. The value of the number of Annuity Units is computed on the date the Home Office receives written notice of the annuitant's death, provided that if notice is not received prior to the close of trading at the New York Stock Exchange on such date computation shall be made on the first trading date thereafter.
 For example, assume that $10,000 is applied under this option. Further assume that the Annuity Unit value for the annuity commencement date is $2 and the first monthly payment due the Annuitant is $61. This means that the Annuitant has 5,000 Annuity Units credited to his or her account ($10,000 divided by $2 per unit) as of the annuity commencement date and that each monthly payment received by the Annuitant will be equal to the monetary value, at the time paid, of 30.5 units ($61 first monthly payment divided by $2 per unit). Assume the Annuitant receives 10 monthly payments and then dies. Prior to death, the Annuitant was paid the value of 305 units (30.5 per month X 10 months). The beneficiary is entitled to the value in one sum of 4,695 Annuity Units (5,000 units initially less 305 units already valued and paid). If the value of an Annuity Unit is $2.05 on the relevant valuation date, the cash payment to the beneficiary will be $9,624.75 (4,694 remaining units X unit value of $2.05).

 OPTION 4--JOINT AND SURVIVOR ANNUITY

 An annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor.
 Other annuity options may be provided if agreed upon by the Company and the Contract Owner. If any such option involves the deferral of annuity payments, the Annuitant shall have the right to surrender his contract at any time during the period of deferral. The mortality and expense risk charge and the charge for administrative services will be assessed on all annuity options, including those that do not have a life contingency and thus no mortality risk.

FIRST MONTHLY ANNUITY PAYMENT

 Under the regular Group Variable Annuity Contract, when annuity payments are to commence, the value of the Participant's individual account is determined as the product of the value of an Accumulation Unit on the 14th day prior to the date the first annuity payment is due and the number of Accumulation Units credited to the Participant's account as of the date annuity payments commence.
 The contract contains tables indicating the dollar amount of the first monthly payment under each optional form of annuity for each $1,000 of value applied. The first monthly payment varies according to the form of annuity selected (see the descriptions above) and the adjusted age of the Annuitant.
 The contract contains a formula for determining the adjusted age, and the tables are determined from the Progressive Annuity Table assuming births in the year 1900 and an AIR of 3.5% per year. The total first monthly annuity payment is determined by multiplying the value of the Participant's individual account (less any applicable premium taxes not previously deducted) by the amount of the first monthly payment per $1,000 of value from the tables in the contract.
 If a greater first monthly payment would result, the Company will compute the first monthly payment using an annuity rate based on the same mortality table as is used in determining such payments under group variable annuity contracts then being issued for a similar class of Annuitant.
 Under the Group Variable Annuity Deposit Administration Contract, upon written notice by the Contract Owner that annuity payments are to commence, the Company shall determine as of the 14th day prior to the date the first annuity payment is due, the amount necessary to provide the annuity specified in the Plan. This amount is determined by dividing the annuity specified in the Plan by the amount of the first monthly payment per $1,000 of value from the tables in the contract and adding any applicable premium taxes not previously deducted. The number of Accumulation Units to be removed from the Contract Owner's unallocated account and used to purchase an annuity and pay any applicable premium tax is determined by dividing the amount determined as described in the preceding sentence by the Accumulation Unit value for the 14th day prior to the date the first annuity payment is due. If the annuity specified in the plan can be obtained at a lower cost to the Contract Owner by using the same mortality table as is used in determining payments under group variable annuity contracts then being issued by the Company for a similar class of Annuitants, it will be done.

PR-AG

SUBSEQUENT MONTHLY ANNUITY PAYMENTS

 The amount of the first monthly annuity payment is divided by the value of an Annuity Unit for the valuation period in which the payment is due to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the annuity period, and in each subsequent month, the dollar amount of the annuity payment is determined by multiplying this fixed number of Annuity Units by the then value of an Annuity Unit.

                           FUND VALUATION PROCEDURE

VALUATION DATE

 A valuation date is any date on which the New York Stock Exchange is open for trading. On any date other than a valuation date, the Accumulation Unit value or the Annuity Unit value will be the same as that on the next following valuation date.

VALUATION PERIOD

 The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the New York Stock Exchange is open for trading and ending at the close of such trading on the next Valuation Date.

ACCUMULATION UNIT VALUE

 The value of an Accumulation Unit was set at $1 effective March 1, 1967. The value of an Accumulation Unit on the last day of any subsequent valuation period is determined by multiplying such value on the last day of the prior valuation period by the net investment factor for the current valuation period. Accumulation Units will be valued daily, as of the close of trading on the New York Stock Exchange.

ANNUITY UNIT VALUE

 The value of an Annuity Unit for the valuation period ending March 1, 1967 was established at $1. The value of the Annuity Unit for any subsequent valuation period is determined by multiplying the value for the immediately preceding valuation period by the product of (a) the net investment factor for the valuation period containing the 14th day prior to the last day of the current valuation period and (b) a factor to neutralize the AIR built into the annuity tables contained in the contract which is not applicable as actual net investment income is credited instead.
 The value of an Annuity Unit on any date upon which the New York Stock Exchange is closed is its value on the next succeeding valuation date. The net investment factor for the 14th day prior to the current valuation date is used in calculating the value of an Annuity Unit in order to permit calculation of amounts of annuity payments and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least 3 days before the due date.

NET INVESTMENT FACTOR

 The net investment rate for any valuation period is equal to the gross investment rate expressed in decimal form to 8 places less a deduction of the product of .00363% (1.325% on an annual basis; deduction for providing investment management, annuity rate promises and expense promises) and the number of days in the valuation period.
 The gross investment rate is the quotient of two factors, "a" and "b." "a" is equal to investment income for the valuation period, plus capital gains, minus capital losses and taxes (see Federal Tax Status, below and in the SAI.) "b" is equal to the value of the Fund at the beginning of the valuation period. "a" is divided by "b" to yield the gross investment rate. The gross investment rate may be positive or negative.
 The net investment factor for the Fund is 1.0 plus the net investment rate for the period. (See Purchase and Pricing of Securities Being Offered, in the SAI, for an illustration of the method of calculation of Accumulation Unit value and Annuity Unit value.)

VALUING THE FUND'S ASSETS

 In determining the value of the assets of the Fund, each security traded on a national securities exchange is valued at the last reported sale price on the valuation date. If there has been no sale on such day, then the value of such security is taken to be the average of the reported bid and asked prices at the time as of which the value is being ascertained.
PR-AG

 Any security not traded on a securities exchange but traded in the over-the-counter market is valued at the average of the quoted bid and asked prices on the valuation date. Securities, including restricted securities, if any, or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Managers.

                              FEDERAL TAX STATUS

 The following is a general discussion of the federal income tax rules applicable with respect to the Contracts as of the date of the Prospectus. Further information is provided in the Statement of Additional Information
(SAI). NEITHER THESE DISCUSSIONS NOR THOSE IN THE SAI ARE INTENDED AS TAX ADVICE. This section does not discuss the federal tax consequences resulting from every possible situation, nor does it discuss any applicable state, local or foreign tax laws. Prior to the purchase of a Contract, a prospective purchaser should consult a competent tax adviser.

GENERAL

 The operations of the Fund form a part of, and are taxed with, the operations of the Company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, the Company does not anticipate that it will incur any federal income tax liability attributable to the Fund, and therefore the Company does not intend to make provision for any such taxes. However, if the Company determines that it may be taxed on income or gains attributable to the Fund or certain types of Contracts, then the Company may impose a charge against the Fund (with respect to some or all Contracts) in order to provide for payment of such taxes.

QUALIFIED CONTRACTS

 The Contracts may be purchased in connection with the following types of tax-favored retirement plans: (1) annuity contracts purchased for employees by public school systems and Section 501(c)(3) organizations, qualified under
Section 403(b) of the Code; (2) pension and profit-sharing plans of self-employed individuals ("H.R.10" or "Keogh" plans) or corporations, qualified under Section 401(a) or 403(a) of the Code; (3) individual retirement annuities, qualified under Section 408 of the Code; (4) deferred compensation plans of state or local governments and tax-exempt organizations, qualified under Section 457 of the Code; and (5) simplified employee pension plans, qualified under Section 408(k) of the Code. Participants under such plans, as well as Contract Owners, annuitants and beneficiaries, should be aware that the rights of any person to any benefits under such plans may be subject to the terms, conditions and limitations of the plans themselves, regardless of the terms and conditions of the Contracts. Purchasers of Contracts for use with any qualified plan, as well as plan participants and beneficiaries, should consult counsel and other competent advisers as to the suitability of the Contracts to their specific needs, and as to applicable Code limitations and tax consequences.
 The tax rules applicable to these plans, including restrictions on contributions and benefits, taxation of distributions, and any tax penalties, vary according to the type of the plan and its terms and conditions. Generally, in the case of a distribution under a Contract purchased in connection with these plans (other than plans qualified under Section 457 of the Code), the amount received is taxable only to the extent it exceeds the "investment in the contract." The "investment in the contract" equals the portion of plan contributions invested in the Contract that was not excluded from the individual's gross income, and may be zero. Special favorable tax treatment may be available for lump sum distributions, and partial or total distributions that are "rolled over" to other retirement programs within 60 days of receipt. Adverse tax consequences may result from excess contributions, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that commence later than dates specified by the Code, distributions in excess of a specified annual amount, and in certain other circumstances.

MULTIPLE CONTRACTS

 All non-qualified contracts entered into after October 21, 1988, and issued by the same insurance company (or its affiliates) to the same contract owner during any calendar year will be treated as a single contract, for tax purposes.

WITHHOLDING

 Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, may be provided the opportunity to elect not to have tax withheld from distributions. Distributions from Section 457 plans are subject to the general wage withholding rules. Under the Unemployment Compensation Amendments of 1992 ("UCA"), twenty percent (20%) income tax withholding may apply to "eligible rollover distributions." All taxable distributions from qualified plans (other than plans qualified under Section 408 of the Code) and Section 403(b) annuities are "eligible
PR-AG
rollover distributions," except (1) annuities paid out over life or life expectancy, (2) installments paid for a period spanning ten years or more, and
(3) required minimum distributions. The UCA imposes a mandatory twenty percent (20%) income tax withholding on any eligible rollover distribution that the holder does not elect to have paid in a direct rollover to another qualified plan, Section 403(b) annuity, or individual retirement account.

                                 VOTING RIGHTS

 When a meeting is to be held, the Rules and Regulations of the Fund specify a quorum as 25% of the Contract Owners entitled to vote at an annual or special meeting. Therefore, less than a majority of those entitled to vote could take action which is not prohibited by law which could affect other Contract Owners' rights.
 The number of votes which a Contract Owner may cast for Participants in the accumulation period is equal to the number of Accumulation Units under the contract. For Annuitants receiving annuity payments, the Contract Owner may cast the number of votes equal to (a) the amount of assets established in the Fund to meet the annuity obligations related to such Annuitants divided by (b) the value of an Accumulation Unit. The amount of the assets established in the Fund for an Annuitant receiving annuity payments will decrease as annuity payments are made.
 Since assets are maintained in the Fund with respect to other contracts than those offered by this prospectus, Contract Owners under such other contracts are also entitled to vote. The number of votes which they are entitled to cast is computed in the same manner as for Contract Owners of the variable annuity contracts offered by this prospectus.
 The number of votes each Contract Owner may cast shall be determined as of a date to be chosen by the Board of Managers within 90 days of the date of the meeting, and at least 20 days' written notice of the meeting will be given. To be entitled to vote, a Contract Owner must have been an owner on both the date as of which the number of votes was determined and the date of the written notice.
 During the accumulation period, a Participant under a group contract with respect to which assets are maintained in the Fund or an employee covered by an individual contract issued in connection with an H.R.-10 plan or pursuant to Section 403(b) of the Internal Revenue Code will have the right to instruct the Contract Owner with respect to the votes attributable to his or her individual account, and a Participant under a group contract or an employee covered by an individual contract issued pursuant to a qualified employee pension or profit-sharing trust or a qualified annuity plan (other than one involving an H.R.-10 plan or pursuant to Section 403(b)) will have the right to instruct the Contract Owner only with respect to votes attributable to payments made by him or her, if any, and with respect to additional votes that are authorized by the terms of the plan, if any. All other votes entitled to be cast during such period under such a trust or plan may be cast by the Contract Owner in its sole discretion.
 During the annuity period, every Participant and every employee will have the right to instruct the Contract Owner with respect to all votes attributable to the amount of assets established in the Fund to meet the annuity obligations related to such Participant or employee. Each Contract Owner and each employee and Participant having the right to instruct a Contract Owner with respect to any votes will receive all proxy materials.
 The Rules and Regulations of the Fund provide that each Contract Owner shall cast the votes with respect to which instructions from an employee or a Participant have been received in accordance with such instructions and all votes with respect to which no instructions are received, other than those as to which no employee or Participant is entitled to give instructions, shall be cast in the same proportion as are votes with respect to which instructions are received by such Contract Owners. If no one is entitled to instruct a Contract Owner or if a Contract Owner receives no instructions, all votes to which such Contract Owner is entitled may be cast in the Contract Owner's sole discretion.
 The Company and the Fund have no duty to ascertain whether Contract Owners actually cast votes under such contracts in accordance with the voting rights provisions described in this section.
 The Rules and Regulations of the Fund permit the Board of Managers to dispense with an annual meeting in any year in which the Investment Company Act of 1940 does not require a Contract Owner to vote on: 1) election of members of the Board of Managers; 2) approval of an investment advisory agreement; 3) ratification of the independent public accountant; or 4) approval of a distribution agreement. Each year, prior to the date set by the Rules and Regulations for the annual meeting, the Board of Managers will determine whether such meeting need be held.

 Special meetings may be called for any proper purpose when permitted by applicable law. As a result of the option for the Board to dispense with annual meetings of Contract Owners, special meetings must be called whenever there is a change in the Fund's independent public accountant, and whenever fewer than 50% of the existing Members of the Board of Managers has been elected by Contract Owners. Also, since dispensing with annual meetings results in perpetuating Members of the Board of Managers in office, the Fund is required to call a special meeting when Contract Owners who meet the standards of Section 16(c) of the Investment Company Act of 1940 apply to the Fund requesting that such a meeting be called for the purpose of removing one or more Members of the Board of Managers. That section also requires that the Fund facilitate communication between Contract Owners who wish to solicit the approval of other Contract Owners for the calling of such a meeting. Additional information about this procedure is available from Fund management.

PR-AG

                            OTHER ANNUITY CONTRACTS

 Individual variable annuity contracts are also sold by the Company. Assets with respect to the individual variable annuity contracts are also held in the Fund and are affected by its investment experience. All such contracts initially meet the requirements of Section 403(b) of the Internal Revenue Code, or are issued with respect to (a) plans initially qualifying under
Section 401(a) of the Code, (b) annuity plans initially qualifying under
Section 403(a) of the Code, (c) retirement plans initially qualifying for special tax treatment under Section 408 of the Code, or (d) governmental deferred compensation plans as defined in Section 414(d) or meeting the requirements of Section 457 of the Code.

                                   CUSTODIAN

 Bankers Trust Company, 14 Wall Street, 4th Floor, New York, New York 10005 ("Bankers") is Custodian for the Fund pursuant to a Custodian Agreement effective March 4, 1985. Under this Agreement, Bankers shall (1) receive and disburse money; (2) receive and hold securities; (3) transfer, exchange, or deliver securities; (4) present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; (5) cause escrow and deposit receipts to be executed; (6) register securities; and
(7) deliver to the Fund proxies, proxy statements, etc. (It is anticipated that Custodian for the Fund will change to Chase Manhattan Bank, New York, New York, in approximately mid-1998.)

                               STATE REGULATION

 As a life insurance company organized and operating under Indiana law, the Company is subject to provisions governing such companies and to regulation by the Indiana Commissioner of Insurance.
 The Company's books and accounts are subject to review and examination by the Indiana Insurance Department (Department) at all times and a full examination of its operations normally is conducted by the Department at least once every five years.

                            OTHER INFORMATION

PREPARING FOR YEAR 2000

 Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the year 2000. The year 2000 issue affects virtually all companies and organizations. Lincoln Life, as part of its year 2000 updating process, is responsible for the updating of the Separate Account and Fund related computer systems. An affiliate of Lincoln Life, Delaware Service Company (Delaware), provides substantially all of the necessary accounting and valuation services for the Separate Account and Fund. Delaware, for its part, is responsible for updating all of its computer systems, including those which service the Separate Account and Fund, to accommodate the year 2000. Lincoln Life and Delaware have begun formal discussions with each other to assess the requirements for their respective systems to interface properly in order to facilitate the accurate and orderly operation of the Separate Account and Fund beginning in the year 2000.

 The year 2000 issue is pervasive and complex and affects virtually every aspect of the businesses of both Lincoln Life and Delaware (the Companies). The computer systems of the Companies and their interfaces with the computer systems of vendors, suppliers, customers and other business partners are particularly vulnerable. The inability to properly recognize date-sensitive electronic information and to transfer data between systems could cause errors or even complete failure of systems, which would result in a temporary inability to process transactions correctly and engage in normal business activities for the Separate Account and Fund. The Companies respectively are redirecting significant portions of their internal information technology efforts and are contracting, as needed, with outside consultants to help update their systems to accommodate the year 2000. Also, in addition to the discussion with each other noted above, the Companies have respectively initiated formal discussions with other critical parties that interface with their systems to gain an understanding of the progress by those parties in addressing year 2000 issues. While the Companies are making substantial efforts to address their own systems and the systems with which they interface, it is not possible to provide assurance that operational problems will not occur. The Companies presently believe that, with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the year 2000 issue will not pose significant operations problems for their respective computer systems. In addition, the Companies are incorporating potential issues surrounding year 2000 into their contingency planning process, in the event that, despite these substantial efforts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the year 2000 issue could have a material adverse impact on the operation of the businesses of Lincoln Life or Delaware, or both.

 The cost of addressing year 2000 issues and the timeliness of completion will be closely monitored by management of the respective Companies and, for each company, will be based on its management's best estimates which are derived utilizing numerous assumptions of future events, including the continued availability of certain resources third-
PR-AG
party modification plans and other factors. Nevertheless, there can be no guarantee either by Lincoln Life or by Delaware that estimated costs will be achieved, and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems, and other uncertainties.

LEGAL PROCEEDINGS

 There are no material legal or administrative proceedings pending or known to be contemplated, other than ordinary routine litigation incidental to the business, to which the Fund is a party or to which any of its property is subject.

 During the 1990's class action lawsuits alleging sales practices fraud have been filed against many life insurance companies, and Lincoln Life has not been immune. Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.

 Two lawsuits involve alleged fraud in the sale of interest-sensitive universal and whole life insurance policies. These two suits have been filed as class actions against Lincoln Life, although as of the date of this Prospectus the court had not certified a class in either case. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the early stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these suits vigorously. The amount of liability, if any, which may arise as result of these suits (exclusive of any indemnification from professional liability insurers) cannot be reasonably estimated at this time.

                           TABLE OF CONTENTS OF THE
                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

ITEM                                                                        PAGE
General Information and History............................................ B-2
Special Terms.............................................................. B-2
Investment Objectives and Policies of the Fund............................. B-2
Management................................................................. B-2
Investment Advisory and Related Services................................... B-3
Brokerage Allocation....................................................... B-3
Purchase and Pricing of Securities Being Offered........................... B-3
Distribution of Variable Annuity Contracts................................. B-4
Federal Tax Status......................................................... B-4
Other Services............................................................. B-7
Underwriters............................................................... B-7
Determination of Net Asset Value........................................... B-7
Financial Statements....................................................... B-7

NOTE: SEE THE COVER PAGE OF THIS PROSPECTUS FOR DETAILS ABOUT HOW TO OBTAIN A COPY OF THE SAI.
                                      20
PR-AG

                               LINCOLN NATIONAL
                               VARIABLE ANNUITY
                                FUND A (GROUP)
                                  PROSPECTUS

                              APRIL 30, 1998

                            GROUP VARIABLE ANNUITY

                              CONTRACTS ISSUED BY

                  The Lincoln National Life Insurance Company
                              Fort Wayne, Indiana

No person has been authorized to give any information or to make any representations other than those contained in the prospectus and, if given or made, such information or representations must not be relied upon as having been authorized. This prospectus does not constitute an offer of, or solicitation of an offer to acquire, any interest or participation in the variable annuity contracts offered by this prospectus in any jurisdiction to anyone to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

To obtain a copy of the Statement of Additional Information, please complete and mail the following form:

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- -

Please send me a copy of the current Statement of Additional Information for Lincoln National Variable Annuity Fund A (Group):
                                (Please Print)

Name: _________________________________________________________________________

Address: ______________________________________________________________________

City ______________________________________________________________ State  Zip

Mail to: Annuities Customer Service, The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- -

Form 10547 4/98

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

               LINCOLN NATIONAL VARIABLE ANNUITY FUND A (GROUP)
                                 (REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                  (DEPOSITOR)

 This Statement of Additional Information should be read in conjunction with the Prospectus of Lincoln National Variable Annuity Fund A (Group) dated April 30, 1998. You may obtain a copy of the Fund A (Group) Prospectus on request and without charge. Please write Annuities Customer Service, The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-454-6265.

                                   ---------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

                               TABLE OF CONTENTS

ITEM                                                                        PAGE
General Information and History............................................ B-2
Special Terms.............................................................. B-2
Investment Objectives and Policies of the Fund............................. B-2
Management................................................................. B-2
Investment Advisory and Related Services................................... B-3
Brokerage Allocation....................................................... B-3
Purchase and Pricing of Securities Being Offered........................... B-3
Distribution of Variable Annuity Contracts................................. B-4
Federal Tax Status......................................................... B-4
Other Services............................................................. B-7
Underwriters............................................................... B-7
Determination of Net Asset Value........................................... B-7
Financial Statements....................................................... B-7

  The date of this Statement of Additional Information is April 30, 1998

Form 10547 (SAI) 4/98

SAI-AG

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

               LINCOLN NATIONAL VARIABLE ANNUITY FUND A (GROUP)

                      GENERAL INFORMATION AND HISTORY OF
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

 The Lincoln National Life Insurance Company (the Company) is an Indiana insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities, and is also a professional reinsurer. The Company is wholly owned by Lincoln National Corporation, a publicly-held insurance holding company domiciled in Indiana.

                                 SPECIAL TERMS

 The Special terms used in this SAI are the ones defined in the Prospectus.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUND

 See that heading in the Prospectus.

                                  MANAGEMENT

MANAGERS AND OFFICERS OF THE FUND

 The Fund is managed by a Board of Managers, whose Members are elected annually by the Contract Owners. The affairs of the Fund are conducted in accordance with Rules and Regulations adopted by the Board of Managers.

                               POSITION                            PRESENT POSITION AND PRINCIPAL
NAME AND ADDRESS            WITH THE FUND      AGE               OCCUPATION DURING LAST FIVE YEARS
John B. Borsch, Jr.     Member                 64  Retired (formerly Associate Vice President -- Investments,
1776 Sherwood Road                                 Northwestern University, Evanston, Illinois)
Des Plaines, IL 60016
*Kelly D. Clevenger     Chairman and           45  Vice President, Lincoln National Life Insurance Company
1300 S. Clinton Street  Member
Fort Wayne, IN 46802
*Barbara S. Kowalczyk   Member                 46  Senior Vice President, Lincoln National Corporation (formerly
200 East Berry Street                              Senior Vice President, Lincoln Investment Management, Inc.)
Fort Wayne, IN 46802
Nancy L. Frisby, CPA    Member                 56  Regional Vice President/Chief Financial Officer (formerly Vice
700 Broadway                                       President -- Finance; Regional Controller of Finance),
Fort Wayne, IN 46802                               St. Joseph Medical Center, Fort Wayne, Indiana
Kenneth G. Stella       Member                 54  President, Indiana Hospital and Health Association,
One American Square                                Indianapolis, Indiana
Indianapolis, IN 46282
*Cynthia A. Rose        Secretary to the Board 44  Assistant Secretary, Lincoln National Corporation
200 East Berry Street   of Managers
Fort Wayne, IN 46802
*Janet C. Whitney       Vice President and     49  Vice President and Treasurer, Lincoln National Corporation
200 East Berry Street   Treasurer
Fort Wayne, IN 46802

*An "interested person" of the Fund as that term is defined in the Investment Company Act of 1940.

REMUNERATION OF CERTAIN AFFILIATED PERSONS

 No person receives any remuneration from the Fund. The Company pays all expenses relative to the operation of the Fund, for which it deducts certain amounts (see the Prospectus).
                                      B-2
SAI-AG

CONTROL OF THE FUND

 No person is the record or beneficial owner of 5% or more of the Fund. In addition, Members of the Board of Managers and officers of the Fund as a group own less than 1% of the Registrant.

                   INVESTMENT ADVISORY AND RELATED SERVICES

 This information is disclosed in the Prospectus.

                             BROKERAGE ALLOCATION

 The Company places orders for the purchase and sale of securities for the Fund's portfolio. It is the Fund's policy to have orders placed with brokers or dealers who will give the best execution of such orders at prices and under conditions most favorable to the Fund. The Company will customarily deal with principal market makers in purchasing over-the-counter securities. In the allocation of brokerage business, preference may be given to those brokers and dealers who provide statistical, research, or other services -- so long as there is no sacrifice in getting the best price and execution.
 Consistent with the policy of seeking best price and execution for the transaction size and the risk involved, in selecting brokers or dealers or negotiating the commissions to be paid, the Company considers each firm's financial responsibility and reputation, range and quality of the service made available to the Fund and the broker's or dealer's professional services, including execution, clearance procedures, wire service quotations and ability to provide performance, statistical and other research information for consideration, analysis and evaluation by the Company. In accordance with this policy, the Company does not execute brokerage transactions solely on the basis of the lowest commission rates available for a particular transaction.
 Securities of the same issuer may be purchased, held or sold at the same time by the Fund or other accounts or companies for which the Advisor provides investment advice (including affiliates of the Advisor). On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Fund, as well as the other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Fund with those to be sold or purchased for other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including the Fund. In some instances, the procedures may impact the price and size of the position obtainable for the Fund.

 The Fund paid brokerage fees of $78,697 in 1997, $124,820 in 1996 and $101,171 in 1995.

               PURCHASE AND PRICING OF SECURITIES BEING OFFERED

OFFERING TO PUBLIC; SALES LOAD

 This information is disclosed in the Prospectus.

GENERAL FORMULAS FOR DETERMINING VALUE OF THE ACCUMULATION UNIT

 The following formulas set out in general terms the computation of the Accumulation Unit value at the close of trading on any day upon which the New York Stock Exchange is open.

                 Investment Income + Capital Gains - Capital Losses - Taxes
                 -------------------------------------------
Gross Investment Rate =
                   Value of Fund at Beginning of Valuation
                                   Period

Net Investment Rate = Gross Investment Rate - .0000363 (for a one day Valuation Period)

Net Investment Factor = Net Investment Rate + 1.00000000

                   Accumulation Unit
                         Value
Accumulation Unit Value =             X Net Investment Factor

                     on Preceding
                    Valuation Date
CALCULATION OF ACCUMULATION UNIT VALUE USING HYPOTHETICAL EXAMPLE

 The above computations may be illustrated by the following hypothetical example. Assume that the value of the assets of the Fund at the beginning of a one day valuation period was $5,000,000; that the value of an Accumulation Unit on that date was $1.135; and that during the valuation period the investment income was $4,000, the net unrealized capital gains were $6,000 and the net realized capital losses were $3,000. Assuming these figures are net after provision for applicable taxes, the value of the assets of the Fund at the end of the valuation period, before adding payments received during the period, would thus be $5,007,000 ($5,000,000 plus $4,000 plus $6,000 minus
$3,000).
 The gross investment rate for the valuation period would be equal to (a) $7,000 ($4,000 plus $6,000 less $3,000) divided by (b) $5,000,000 which produces .14% (.0014). The net investment rate for the valuation period is determined
                                      B-3
SAI-AG
by deducting .00363% (.0000363) from the gross investment rate, which results in a net investment rate of .13637% (.0013637). The net investment factor for the valuation period would be determined as the net investment rate plus 1.0, or 1.0013637.
 The value of the Accumulation Unit at the end of the valuation period would be equal to the value at the beginning of the period ($1.135) multiplied by the net investment factor for the period (1.0013637), which produces $1.1365478.

GENERAL FORMULAS FOR DETERMINING DOLLAR AMOUNT OF ANNUITY PAYMENTS

                      Dollar Amount of First
                         Monthly Payment
Number of Annuity Units =
                  ------------------------------
                  Annuity Unit Value on Date of
                          First Payment

              Value of Annuity Unit
                                Factor to Net Investment Factor for
Annuity Unit Value = on Preceding Valuation X Neutralize X 14th Day Preceding Current
              Date              AIR       Valuation Date

Dollar Amount of                     Annuity Unit Value
Second and Subsequent = Number of Annuity Units X for Period in Which
Annuity Payment                      Payment is Due

CALCULATION OF ANNUITY PAYMENTS USING HYPOTHETICAL EXAMPLE

 The determination of the Annuity Unit value and the annuity payment may be illustrated by the following hypothetical example. Assume a Participant at the date of retirement has credited to his individual account 30,000 Accumulation Units, and that the value of an Accumulation Unit on the 14th day preceding the last day of the valuation period in which annuity payments commence was $1.15 producing a total value of his individual account of $34,500. Assume also that the Participant elects an option for which the table in the variable annuity contract indicates the first monthly payment is $6.57 per $1,000 of value applied; the Participant's first monthly payment would thus be 34.5 multiplied by $6.57 or $226.67.
 Assume that the Annuity Unit value for the valuation period in which the first payment was due was $1.10. When this is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 206.064. The value of this same number of Annuity Units will be paid in each subsequent month.
 Assume further that the net investment factor for the Fund for the 14th day preceding the last day of the valuation period in which the next annuity payment is due is 1.0019. Multiplying this factor by .99990575 (for a one day valuation period) to neutralize the AIR of 3.5% per year built into the number of Annuity Units determined as per above, produces a result of 1.00180557. This is then multiplied by the Annuity Unit value for the valuation period preceding the period in which the next annuity payment is due (assume $1.105) to produce an Annuity Unit value for the current valuation period of $1.10699515.
 The current monthly payment is then determined by multiplying the fixed number of Annuity Units by the current Annuity Unit value or 206.064 times $1.10699515, which produces a current monthly payment of $228.11.

                  DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

 Variable annuity contracts will be sold by registered representatives of the Company who have been licensed by the state insurance departments, by certain employees of the Company and through selected dealers who are members of the National Association of Securities Dealers, Inc. (NASD). The Company is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD. For contracts of the Fund sold through other broker-dealers, the Company will pay the broker-dealer an amount equivalent to the amount deducted for sales expenses. The amount paid to the broker-dealer may be greater during the first year of a variable annuity contract than the amount deducted for sales expenses. The Company pays any excess over the amount deducted for sales expenses.

                              FEDERAL TAX STATUS

GENERAL

 The operations of the Fund form a part of, and are taxed with, the operations of the Company under the Internal Revenue Code of 1986, as amended (the "Code"). Investment income and realized net capital gains on the assets of the Fund are reinvested and taken into account in determining the accumulation and annuity unit values. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Fund. Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Fund, and therefore the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or
                                      B-4
SAI-AG
interpretations thereof result in the Company being taxed on income or gains attributable to the Fund or certain types of Contracts, then the Company may impose a charge against the Fund (with respect to some or all Contracts) in order to make provision for payment of such taxes. The terms of the plan may limit the rights otherwise available under the Contracts.

QUALIFIED CONTRACTS

 The rules governing the tax treatment of contributions and distributions under such plans, as set forth in the Code and applicable rulings and regulations, are complex and subject to change. These rules also vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of Contracts with the various types of plans, based on the Company's understanding of the current Federal tax laws as interpreted by the Internal Revenue Service. Purchasers of Contracts for use with such a plan and plan participants and beneficiaries should consult counsel and other competent advisers as to the suitability of the plan and the Contract to their specific needs, and as to applicable Code limitations and tax consequences. Participants under such plans, as well as Contract Owners, annuitants, and beneficiaries, should also be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contract.
 Following are brief descriptions of the various types of plans and of the use of Contracts in connection therewith.

PUBLIC SCHOOL SYSTEMS AND SECTION 501(C)(3) ORGANIZATIONS [403(B) ANNUITY]

 Payments made to purchase annuity contracts by public school systems or
Section 501(c)(3) organizations for their employees are excludable from the gross income of the employee to the extent that aggregate payments for the employee do not exceed the "exclusion allowance" provided by Section 403(b) of the Code, the overall limits for excludable contributions of Section 415 of the Code or the limit on elective contributions. Furthermore, the investment results of the Fund credited to the account are not taxable until benefits are received either in the form of annuity payments or in a single sum.
  If an employee's individual account is surrendered, usually the full amount received would be includable in income for that year at ordinary rates. Distributions are subject to certain restrictions.

QUALIFIED CORPORATE EMPLOYEE'S PENSION AND PROFIT-SHARING TRUSTS AND QUALIFIED ANNUITY PLANS [401(A)]

 Payments made by a corporate employer and the increments on all payments for qualified corporate plans are not taxable as income to the employee until distributed. However, the employee may be required to include these amounts in gross income prior to distribution if the qualified plan or trust loses its qualification. Corporate plans qualified under Sections 401(a) or 403(a) of the Code are subject to extensive rules, including limitations on maximum contributions or benefits. For plan years beginning after December 31, 1996, tax exempt organizations may have 401(k) plans.
 Distributions of amounts in excess of nondeductible employee contributions are generally taxable as ordinary income. If an employee or beneficiary receives a "lump-sum distribution," that is, if the employee or beneficiary receives in a single tax year the total amounts payable with respect to that employee and the benefits are paid as a result of the employee's death or separation from service or after the employee attains age 59 1/2, taxable gain may be either eligible for special "lump sum averaging" treatment or, if the recipient was age 50 before January 1, 1986, eligible for taxation at a 20% rate to the extent the distribution reflects payments made prior to January 1, 1974. These special tax rules are not available in all cases.

SELF-EMPLOYED INDIVIDUALS (H.R.-10 OR KEOGH)

 Under Code provisions, self-employed individuals may establish plans commonly known as "H.R.-10" or "Keogh plans" for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. Such plans are subject to special rules in addition to those applicable to qualified corporate plans. Purchasers of the Contracts for use with H.R.-10 plans should seek competent advice as to suitability of plan documents and the funding contracts.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

 Under Section 408 of the Code, individuals may participate in a retirement program known as Individual Retirement Annuity (IRA). An individual may make an annual IRA contribution of up to the lesser of $2,000 ($2,250 if IRAs are maintained for both the individual and his nonworking spouse) or 100% of compensation. For tax years beginning in 1997, the limit is raised from $250 to $2,000 for non-working spouses. However, IRA contributions may be nondeductible in whole or in part if (1) the individual or his spouse is an active participant in certain other retirement programs and (2) the income of the individual (or of the individual and his spouse) exceeds a specified amount. Distributions from certain other IRA plans or qualified plans may be "rolled over" to an IRA on a tax deferred basis
                                      B-5
SAI-AG
without regard to the limit on contributions, provided certain requirements are met. Distributions from IRAs are subject to certain restrictions. Deductible IRA contributions and all IRA earnings will be taxed as ordinary income when distributed. The failure to satisfy certain Code requirements with respect to an IRA may result in adverse tax consequences.

DEFERRED COMPENSATION PLANS (457 PLANS)

 Under the Code provisions, employees and independent contractors performing services for state and local governments or tax-exempt organizations may establish deferred compensation plans with a governmental employer or tax-exempt organization. While participants in such plans may be permitted to specify the form of investment in which their plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors. Plans of state or local governments established on August 20, 1996 or later, must hold all assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their beneficiaries. Section 457 plans that were in existence before August 20, 1996 are allowed until January 1, 1999 to meet this requirement. The amounts deferred under a plan which meet the requirements of
Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. Deferrals are taxed as compensation from the employer when they are actually or constructively received by the employee. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 (as indexed) or 33 1/3% of the participant's includable compensation. However, in limited circumstances, up to $15,000 may be deferred in each of the last three years before retirement. Deferred compensation plans of tax-exempt employers must also comply with the requirements of Section 457.

SIMPLIFIED EMPLOYEE PENSION PLANS

 An employer may make contributions on behalf of employees to a simplified employee pension plan (SEP) as provided by Section 408(k) of the Code. The contributions and distribution dates are limited by the Code provisions. All distributions from the plan will be taxed as ordinary income. Any distribution before the employee attains age 59 1/2 (except in the event of death or disability) or the failure to satisfy certain other Code requirements may result in adverse tax consequences.

TAXATION OF DISTRIBUTIONS FROM QUALIFIED CONTRACTS

 The following rules generally apply to distributions from contracts purchased in connection with the plans discussed above, other than governmental deferred compensation plans.
 The portion, if any, of any contribution under a contract made by or on behalf of an individual which is not excluded from the employee's gross income (generally, the employee's own non-deductible contributions) constitutes his "investment in the contract." If a distribution is made in the form of annuity payments, the employee's "investment in the contract" (adjusted for certain refund provisions) divided by his life expectancy (or other period for which annuity payments are expected to be made) constitutes a tax-free return of capital each year. The dollar amount of annuity payments received in any year in excess of such return is taxable as ordinary income. However, for employees whose annuity starting date is after December 31, 1986, all distributions will be fully taxable once the employee is deemed to have recovered the dollar amount of his investment in the contract. For amounts distributed after 1986, rules generally provide that all distributions not received as an annuity will be taxed as a pro rata distribution of taxable and nontaxable amounts (rather than as a distribution first of nontaxable amounts.)
 If a surrender of or withdrawal from the contract is effected and a distribution is made in a single payment, the proceeds may qualify for special "lump-sum distribution" treatment under certain qualified plans, as discussed above. Otherwise, the amount by which the payment exceeds the "investment in the contract" (adjusted for any prior withdrawal) will be taxed as ordinary income in the year of receipt.

 Distributions from qualified plans, 403(b) plans, IRAs, SEPs and Keoghs will be subject to a 10% penalty tax if made before age 59 1/2 unless certain other exceptions apply. Failure to meet certain minimum distribution requirements for the above plans, as well as for Section 457 plans, will result in a 50% excise tax. Various other adverse tax consequences may also be potentially applicable in certain circumstances to these types of plans.
 Upon an employee's death, the taxation of benefits payable to his beneficiary generally follow these same principles, subject to a variety of special rules.
 Section 72(s) provides that Contracts issued after January 18, 1985, will not be treated as annuity contracts for purposes of Section 72 unless the Contract provides that (A) if any Contract Owner dies on or after the annuity starting date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the Contract Owner's death; and (B) if any Contract Owner dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the Contract Owner. These requirements are considered satisfied if any portion of the
                                      B-6
SAI-AG

Contract Owner's interest that is payable to or for the benefit of a "designated beneficiary" is distributed over that designated beneficiary's life, or a period not extending beyond the designated beneficiary's life expectancy, and if that distribution begins within one year of the Contract Owner's death. The "designated beneficiary" is the person designated by the Contract Owner as a beneficiary and to whom Contract ownership passes by reason of death, and must be a natural person. However, if the recipient of the proceeds is the surviving spouse of the Contract Owner, the Contract may be continued in the name of such surviving spouse as the Contract Owner. Contracts issued after January 18, 1985 contain provisions intended to comply with these Code requirements, although regulations interpreting these requirements have not yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

OTHER CONSIDERATIONS

 It should be understood that the foregoing comments about the federal tax consequences under these Contracts are not exhaustive and that special rules are provided with respect to other tax situations not discussed herein. Further, the foregoing discussion does not address any applicable state, local, or foreign tax laws. Before an investment is made in any of the above plans, a tax adviser should be consulted.

                                OTHER SERVICES

CUSTODIAN

 This information is disclosed in the Prospectus.

INDEPENDENT AUDITORS

 The financial statements of the Fund and the statutory-basis financial statements and schedules of Lincoln Life, which have been included in this Statement of Additional Information, and the Per-Accumulation-Unit Income and Capital Changes Table appearing in the Prospectus, have been audited by Ernst & Young LLP, 2300 Fort Wayne National Bank Building, Fort Wayne, Indiana 46802, independent auditors, as set forth in their reports thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

KEEPER OF RECORDS

 All accounts, books, records and other documents which are required to be maintained for the Fund are maintained by the Company or by third parties responsible to the Company. The Company has entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the Fund. No separate charge against the assets of the Fund is made by the Company for this service.

                                 UNDERWRITERS

 The Company is the principal underwriter for the variable annuity contracts. The Contracts are no longer being offered. The Company retains no underwriting commissions from the sale of the variable annuity contracts.

                       DETERMINATION OF NET ASSET VALUE

 A description of the days on which the Fund's net asset value per share will be determined is given in the Prospectus. The New York Stock Exchange's most recent announcement (which is subject to change) states that it will be closed on New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days.

                             FINANCIAL STATEMENTS

 Financial statements for the Fund and the statutory-basis financial statements and schedules of Lincoln Life appear on the following pages. For more information about the financial statements for Lincoln Life provided in this SAI, please see the cover page of this SAI.
                                      B-7
SAI-AG

                              FINANCIAL STATEMENTS

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
 Dividends..........................................                $  2,455,559
 Interest...........................................                      48,577
                                                                    ------------
                                                                       2,504,136
EXPENSES:
 Investment management services.....................  $    394,625
 Mortality and expense guarantees...................     1,163,876     1,558,501
                                                      ------------  ------------
NET INVESTMENT INCOME                                                    945,635
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments...................    15,561,276
 Increase in net unrealized appreciation of
  investments.......................................    17,892,073
                                                      ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       33,453,349
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 34,398,984
                                                                    ============

STATEMENTS OF CHANGES IN NET ASSETS

                                                       YEAR ENDED DECEMBER 31
                                                          1997          1996
                                                      ------------  ------------
CHANGES FROM OPERATIONS:
 Net investment income..............................  $    945,635  $  1,248,519
 Net realized gain on investments...................    15,561,276     9,896,271
 Increase in net unrealized appreciation of
  investments.......................................    17,892,073     7,531,873
                                                      ------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    34,398,984    18,676,663
Net decrease from equity transactions...............   (11,845,771)  (13,726,463)
                                                      ------------  ------------
TOTAL INCREASE IN NET ASSETS                            22,553,213     4,950,200
Net assets at beginning of year ....................   108,904,850   103,954,650
                                                      ------------  ------------
NET ASSETS AT END OF YEAR                             $131,458,063  $108,904,850
                                                      ============  ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      B-8
SAI-AI

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS

DECEMBER 31, 1997

                                                   PERCENT   NUMBER
                                                      OF       OF
                                                  NET ASSETS SHARES MARKET VALUE
                                                  ---------- ------ ------------
INVESTMENTS
COMMON STOCKS:
 AEROSPACE:.....................................      1.9%
 General Dynamics...............................              9,500 $    821,156
 United Technologies Corp.......................             22,800    1,660,125
                                                                    ------------
                                                                       2,481,281
 AUTOMOBILES AND AUTO PARTS:....................      4.4%
 Cooper Industries..............................             25,100    1,229,900
 Ford Motor.....................................             42,900    2,088,694
 General Motors.................................             15,600      945,750
 Johnson Controls...............................             33,000    1,575,750
                                                                    ------------
                                                                       5,840,094
 BANKING AND INSURANCE: ........................     17.3%
 AmSouth Bancorporation.........................             26,000    1,412,125
 Bank of Boston.................................             20,500    1,925,719
 Bank of New York...............................              8,800      508,750
 Bankers Trust of New York......................             14,000    1,574,125
 Bear Stearns...................................             37,015    1,758,212
 Chase Manhattan................................             22,800    2,496,600
 Cigna..........................................              8,600    1,488,338
 First Chicago NBD..............................             18,639    1,556,357
 MBIA...........................................             10,400      694,850
 Marsh & McLennan...............................             18,200    1,357,037
 Nations Bank...................................             20,600    1,252,738
 PaineWebber Group..............................             30,150    1,042,059
 SLM Holding....................................             11,800    1,641,675
 Torchmark......................................             39,800    1,674,088
 Travelers Group................................             44,799    2,413,546
                                                                    ------------
                                                                      22,796,219
 BUILDINGS AND MATERIALS:.......................      1.2%
 Armstrong World Industries.....................              3,600      269,100
 Centex.........................................              5,200      327,275
 Lafarge........................................             22,500      665,156
 Masco..........................................              7,100      361,212
                                                                    ------------
                                                                       1,622,743
 CABLE, MEDIA, AND PUBLISHING:..................      3.4%
 Dun & Bradstreet...............................             19,200      594,000
 McGraw-Hill....................................             15,900    1,176,600
 New York Times.................................             15,200    1,005,100
 Omnicom Group..................................             38,400    1,627,200
                                                                    ------------
                                                                       4,402,900
 CHEMICALS:.....................................      2.9%
 Avery Dennison.................................             21,795      975,326
 Dow Chemical Co................................             18,200    1,847,300
 Lyondell Petrochemicals........................             36,700      972,550
                                                                    ------------
                                                                       3,795,176
 COMPUTERS AND TECHNOLOGY:......................      7.5%
 American Power Conversion*.....................             27,100      641,931
 Bay Networks*..................................             18,300      467,794
 Cadence Design Systems*........................             35,750      875,875
 Compaq Computer................................             33,950    1,916,053
 HBO............................................             10,400      498,875
 Network Associates Inc.*.......................              5,100      269,184
 PeopleSoft*....................................             33,200    1,290,650
 Storage Technology*............................             27,100    1,678,506
 Sun Microsystems*..............................             42,400    1,693,350
 Western Digital*...............................             32,700      525,244
                                                                    ------------
                                                                       9,857,462
 CONSUMER PRODUCTS:.............................      6.6%
 Clorox.........................................             14,600    1,154,313
 General Electric...............................             59,600    4,373,150
 Maytag.........................................             12,000      447,750
 Procter & Gamble...............................             33,600    2,681,700
                                                                    ------------
                                                                       8,656,913
 ELECTRONICS AND ELECTRICAL: ...................      1.1%
 Honeywell......................................             11,400      780,900
 Raytheon-Class A...............................                995       49,057
 Xerox..........................................              9,100      671,694
                                                                    ------------
                                                                       1,501,651

                                      B-9
SAI-AI

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS--CONTINUED

                                                   PERCENT   NUMBER
                                                      OF       OF
                                                  NET ASSETS SHARES MARKET VALUE
                                                  ---------- ------ ------------
 ENERGY: .......................................      9.2%
 Atlantic Richfield.............................             17,200    1,378,150
 Exxon..........................................             47,500    2,906,406
 Halliburton....................................             26,500    1,376,344
 Occidental Petroleum...........................             36,000    1,055,250
 Royal Dutch Petroleum..........................             46,800    2,535,975
 Texaco.........................................             31,600    1,718,250
 USX-Marathon Group.............................             33,200    1,120,500
                                                                    ------------
                                                                      12,090,875
 FOOD, BEVERAGE, AND TOBACCO: ..................      8.2%
 Campbell Soup..................................             16,800 $    976,500
 Coca Cola. ....................................             24,800    1,652,300
 ConAgra........................................             16,400      538,125
 Fortune Brands.................................             16,500      611,531
 Heinz (H.J.)...................................             19,250      978,141
 Hershey Foods..................................             17,000    1,052,937
 Philip Morris..................................             82,200    3,724,688
 RJR Nabisco Holdings...........................             32,500    1,218,750
                                                                    ------------
                                                                      10,752,972
 HEALTHCARE AND PHARMACEUTICALS: ...............     10.7%
 Amgen*.........................................             29,300    1,585,863
 Bristol-Myers Squibb...........................             35,900    3,397,038
 Dura Pharmaceuticals*..........................              7,600      350,550
 Johnson & Johnson..............................             23,900    1,574,412
 Lincare Holdings*..............................             12,400      709,900
 Merck & Company................................             27,800    2,953,750
 Oxford Health Plans*...........................             19,300      299,753
 Phycor*........................................             27,500      743,359
 Schering-Plough................................             39,000    2,422,875
                                                                    ------------
                                                                      14,037,500
 INDUSTRIAL MACHINERY: .........................      2.8%
 Caterpillar....................................             35,800    1,738,538
 Deere & Co.....................................             17,200    1,002,975
 Ingersoll-Rand.................................             23,250      941,625
                                                                    ------------
                                                                       3,683,138
 LEISURE, LODGING, AND ENTERTAINMENT: ..........      1.7%
 Boston Chicken*................................             25,400      163,116
 Callaway Golf..................................             35,500    1,013,969
 King World Productions*........................             19,200    1,108,800
                                                                    ------------
                                                                       2,285,885
 METALS AND MINING: ............................      1.0%
 ASARCO.........................................             16,600      372,463
 Phelps Dodge...................................             15,400      958,650
                                                                    ------------
                                                                       1,331,113
 MISCELLANEOUS: ................................       .4%
 Cendant*.......................................             15,288      525,525
 RETAIL: .......................................      5.6%
 CompUSA*.......................................             45,600    1,413,600
 Gap............................................             18,600      659,136
 Jostens........................................             33,000      761,062
 Liz Claiborne..................................             13,000      543,562
 Ross Stores....................................             19,600      714,175
 Safeway*.......................................             24,600    1,555,950
 TJX............................................             51,500    1,770,313
                                                                    ------------
                                                                       7,417,798
 TELECOMMUNICATIONS: ...........................      8.7%
 AT&T...........................................             14,600      894,250
 Ameritech......................................             29,000    2,334,500
 Bell Atlantic..................................             25,958    2,362,178
 BellSouth......................................             44,600    2,511,538
 PairGain Technologies*.........................              5,000       97,031
 SBC Communications.............................             13,599      996,127
 Telltabs*......................................             26,000    1,372,312
 U.S. West Communications Group.................             17,700      798,713
                                                                    ------------
                                                                      11,366,649
 TRANSPORTATION AND SHIPPING: ..................      1.2%
 AMR*...........................................              8,000    1,028,000
 UAL*...........................................              5,800      536,500
                                                                    ------------
                                                                       1,564,500

                                      B-10
SAI-AI

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS--CONTINUED

                                                  PERCENT   NUMBER
                                                     OF       OF
                                                 NET ASSETS SHARES MARKET VALUE
                                                 ---------- ------ ------------
 UTILITIES: ...................................      3.3%
 FirstEnergy*..................................             32,100 $    930,900
 General Public Utilities......................             33,600    1,415,400
 Minnesota Power and Light.....................              8,200      357,212
 Texas Utilities...............................             38,500    1,600,156
                                                                   ------------
                                                                      4,303,668
                            TOTAL COMMON STOCKS     99.1%           130,314,062
                                                   -----           ------------
                            (Cost--$78,612,415)
                              TOTAL INVESTMENTS
                            (Cost--$78,612,415)     99.1%           130,314,062
 Excess of other assets over liabilities             0.9%             1,144,001
                                                   -----           ------------
                                     NET ASSETS    100.0%          $131,458,063
                                                   =====           ============
 Net assets are represented by:
 Value of accumulation units:
  7,722,501 units at $15.600 unit value                            $120,467,202
 Annuity reserves:
   217,841 units at $15.600 unit value                                3,398,212
   382,478 units at $19.851 unit value                                7,592,649
                                                                   ------------
   600,319                                                         $131,458,063
   =======                                                         ============

*Non-income producing

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                      B-11
SAI-AI

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1997

1. Significant Accounting Policies

THE FUND: Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

INVESTMENTS: Security transactions are accounted for on the date the securities are purchased or sold. Stocks are valued at the closing sales prices for those traded on a national stock exchange and the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are stated at cost which approximates market. The cost of investments sold is determined using the specific identification method.

FEDERAL INCOME TAXES: Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

INCOME: Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5%, or 6%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5%, or 6%.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the year ended December 31, 1997 amounted to $39,024,799 and $50,216,101, respectively.

3. Expenses and Sales Charges

Amounts are paid to The Lincoln National Life Insurance Company for investment management services at the rate of .000885% of the current value of the Fund per day (.323% on an annual basis) and for mortality and expense guarantees at the rate of .002745% of the current value of the Fund per day (1.002% on an annual basis). In addition, The Lincoln National Life Insurance Company retained $9,784 from the proceeds of the sale of annuity contracts during 1997 for sales and administrative charges. Accordingly, The Lincoln National Life Insurance Company is responsible for all sales, general, and administrative expenses applicable to the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 1997, the custodial fee offset arrangement was not material to either total expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4. Net Assets

Net assets at December 31, 1997 consisted of the following:

  Equity transactions                           $(153,292,578)
  Accumulated net investment income                73,282,387
  Accumulated net realized gain on investments    161,684,979
  Net unrealized appreciation of investments       49,783,275
                                                -------------
                                                $ 131,458,063
                                                =============

                                     B-12
SAI-AI

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS--CONTINUED

5. Summary of Changes in Equity Transactions

                           1997                      1996
                           ------------------------  -------------------------
                             UNITS       AMOUNT        UNITS        AMOUNT
                           ---------  -------------  ----------  -------------
Accumulation Units:
 Balance at beginning of
  year ................... 8,462,449  $(135,982,849)  9,568,929  $(123,869,196)
 Contract purchases.......   152,590      2,092,826     153,035      1,603,060
 Terminated contracts.....  (892,538)   (12,324,266) (1,259,515)   (13,029,596)
                           ---------  -------------  ----------  -------------
    Balance at End of Year 7,722,501  $(146,214,289)  8,462,449  $(135,982,849)
                           =========  =============  ==========  =============
Annuity Reserves:
 Balance at beginning of
  year....................   699,953  $  (5,463,958)    831,033  $  (3,851,148)
 Annuity payments.........   (88,185)    (1,400,844)    (66,369)    (1,207,775)
 Receipt of guarantee
  mortality adjustments...   (11,449)      (213,487)    (64,711)    (1,092,152)
                           ---------  -------------  ----------  -------------
    Balance at End of Year   600,319  $  (7,078,289)    699,953  $  (5,463,958)
                           =========  =============  ==========  =============

6. Supplemental Information--Selected Per Unit Data and Ratios

The following is selected financial data for an accumulation unit outstanding throughout each year:

                                           1997    1996    1995   1994    1993
                                          ------- ------- ------ ------  ------
Investment income.......................  $ 0.286 $ 0.267 $0.251 $0.217  $0.204
Expenses................................    0.178   0.139  0.114  0.095   0.090
                                          ------- ------- ------ ------  ------
Net investment income...................    0.108   0.128  0.137  0.122   0.114
Net realized and unrealized gain (loss)
 on investments.........................    3.755   1.735  2.539 (0.040)  0.522
                                          ------- ------- ------ ------  ------
Increase in accumulation unit value.....    3.863   1.863  2.676  0.082   0.636
Accumulation unit value at beginning of
 year...................................   11.737   9.874  7.198  7.116   6.480
                                          ------- ------- ------ ------  ------
Accumulation unit value at end of year..  $15.600 $11.737 $9.874 $7.198  $7.116
                                          ======= ======= ====== ======  ======
Ratio of expenses to average net assets.    1.27%   1.28%  1.28%  1.27%   1.27%
Ratio of net investment income to
 average net assets.....................     .77%   1.17%  1.65%  1.75%   1.72%
Portfolio turnover rate.................   32.56%  49.94% 48.95% 64.09%  49.90%
Number of units outstanding at end of
 year (in thousands)
Accumulation units......................    7,723   8,462  9,569  9,908  11,538
Reserve units...........................      600     700    831    863     945

                                      B-13
SAI-AI

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Managers and Contract Owners
Lincoln National Variable Annuity Fund A

We have audited the accompanying statement of net assets of Lincoln National Variable Annuity Fund A as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per unit data and ratios for each of the five years in the period then ended. These financial statements and per unit data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per unit data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of the Lincoln National Variable Annuity Fund A at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per unit data and ratios for each of the five years in the period then ended in conformity with generally accepted accounting principles.

                                    Ernst & Young LLP

Fort Wayne, Indiana

February 13, 1998
                                     B-14
SAI-AI

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                                                      DECEMBER 31
                                                                                      1997       1996
                                                                                      ---------  ---------
                                                                                      (IN MILLIONS)
                                                                                      --------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                                                 $18,560.7  $19,389.6
------------------------------------------------------------------------------------
Preferred stocks                                                                          257.3      239.7
------------------------------------------------------------------------------------
Unaffiliated common stocks                                                                436.0      358.3
------------------------------------------------------------------------------------
Affiliated common stocks                                                                  412.1      241.5
------------------------------------------------------------------------------------
Mortgage loans on real estate                                                           3,012.7    2,976.7
------------------------------------------------------------------------------------
Real estate                                                                               584.4      621.3
------------------------------------------------------------------------------------
Policy loans                                                                              660.5      626.5
------------------------------------------------------------------------------------
Other investments                                                                         335.5      282.7
------------------------------------------------------------------------------------
Cash and short-term investments                                                         2,133.0      759.2
------------------------------------------------------------------------------------  ---------  ---------
Total cash and investments                                                             26,392.2   25,495.5
------------------------------------------------------------------------------------

Premiums and fees in course of collection                                                  42.4       60.9
------------------------------------------------------------------------------------
Accrued investment income                                                                 343.5      343.6
------------------------------------------------------------------------------------
Funds withheld by ceding companies                                                         44.1       25.8
------------------------------------------------------------------------------------
Other admitted assets                                                                     216.0      355.7
------------------------------------------------------------------------------------
Separate account assets                                                                31,330.9   23,735.1
------------------------------------------------------------------------------------  ---------  ---------
Total admitted assets                                                                 $58,369.1  $50,016.6
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                                                     $ 5,872.9  $ 5,954.0
------------------------------------------------------------------------------------
Other policyholder funds                                                               16,360.1   17,262.4
------------------------------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee                               878.2      250.2
------------------------------------------------------------------------------------
Funds held under reinsurance treaties                                                     720.4      564.6
------------------------------------------------------------------------------------
Asset valuation reserve                                                                   450.0      375.5
------------------------------------------------------------------------------------
Interest maintenance reserve                                                              135.4       76.7
------------------------------------------------------------------------------------
Other liabilities                                                                         413.9      490.9
------------------------------------------------------------------------------------
Federal income taxes                                                                        0.8        4.3
------------------------------------------------------------------------------------
Net transfers due from separate accounts                                                 (761.9)    (659.7)
------------------------------------------------------------------------------------
Separate account liabilities                                                           31,330.9   23,735.1
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities                                                                      55,400.7   48,054.0
------------------------------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million (owned by Lincoln National
  Corporation)                                                                             25.0       25.0
------------------------------------------------------------------------------------
Paid-in surplus                                                                         1,821.8      883.4
------------------------------------------------------------------------------------
Unassigned surplus                                                                      1,121.6    1,054.2
------------------------------------------------------------------------------------  ---------  ---------
Total capital and surplus                                                               2,968.4    1,962.6
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities and capital and surplus                                             $58,369.1  $50,016.6
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF INCOME -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1997       1996       1995
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                                          $ 5,589.0  $ 7,268.5  $ 4,899.1
-----------------------------------------------------------------------------
Net investment income                                                            1,847.1    1,756.3    1,772.2
-----------------------------------------------------------------------------
Amortization of interest maintenance reserve                                        41.5       27.2       34.0
-----------------------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                             99.7       90.9       98.3
-----------------------------------------------------------------------------
Expense charges on deposit funds                                                   119.3      100.7       83.2
-----------------------------------------------------------------------------
Other income                                                                        21.3       16.8       14.5
-----------------------------------------------------------------------------  ---------  ---------  ---------
Total revenues                                                                   7,717.9    9,260.4    6,901.3
-----------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                                 4,522.1    5,989.9    4,184.0
-----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                          2,728.4    2,878.5    2,345.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Total benefits and expenses                                                      7,250.5    8,868.4    6,529.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before dividends to policyholders, income taxes and net
realized gain on investments                                                       467.4      392.0      371.6
-----------------------------------------------------------------------------
Dividends to policyholders                                                          27.5       27.3       27.3
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before federal income taxes and net realized gain on
investments                                                                        439.9      364.7      344.3
-----------------------------------------------------------------------------
Federal income taxes                                                                78.3       83.6      103.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before net realized gain on investments                       361.6      281.1      240.6
-----------------------------------------------------------------------------
Net realized gain on investments, net of income tax expense and excluding net
transfers to the interest maintenance reserve                                       31.3       53.3       43.9
-----------------------------------------------------------------------------  ---------  ---------  ---------
Net income                                                                     $   392.9  $   334.4  $   284.5
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1997       1996       1995
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
Capital and surplus at beginning of year                                       $ 1,962.6  $ 1,732.9  $ 1,679.6
-----------------------------------------------------------------------------
Correction of prior years' asset valuation reserve (Note 15)                       (37.6)        --         --
-----------------------------------------------------------------------------
Correction of prior year's admitted assets (Note 15)                               (57.0)        --         --
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                                 1,868.0    1,732.9    1,679.6
CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                                         392.9      334.4      284.5
-----------------------------------------------------------------------------
Difference in cost and admitted investment amounts                                 (36.2)      38.6      143.2
-----------------------------------------------------------------------------
Nonadmitted assets                                                                  (0.4)      (3.0)       2.9
-----------------------------------------------------------------------------
Regulatory liability for reinsurance                                                (3.9)       0.6       (2.0)
-----------------------------------------------------------------------------
Life policy reserve valuation basis                                                 (0.9)      (0.4)       2.9
-----------------------------------------------------------------------------
Asset valuation reserve                                                            (36.9)    (105.5)    (112.5)
-----------------------------------------------------------------------------
Mortgage loan, real estate and other investment reserves                              --         --        2.2
-----------------------------------------------------------------------------
Paid-in surplus, including contribution of common stock of affiliated
company in 1997                                                                    938.4      100.0       15.1
-----------------------------------------------------------------------------
Separate account receivable due to change in valuation                              (2.6)        --       27.0
-----------------------------------------------------------------------------
Dividends to shareholder                                                          (150.0)    (135.0)    (310.0)
-----------------------------------------------------------------------------  ---------  ---------  ---------
Capital and surplus at end of year                                             $ 2,968.4  $ 1,962.6  $ 1,732.9
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                                         YEAR ENDED DECEMBER 31
                                                                         1997        1996        1995
                                                                         ----------  ----------  ----------
                                                                         (IN MILLIONS)
                                                                         ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received              $  6,364.3  $  8,059.4  $  5,430.9
-----------------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded                 (649.2)     (767.5)     (383.6)
-----------------------------------------------------------------------
Investment income received                                                  1,798.8     1,700.6     1,713.2
-----------------------------------------------------------------------
Benefits paid                                                              (5,345.2)   (4,050.4)   (3,239.6)
-----------------------------------------------------------------------
Insurance expenses paid                                                    (2,867.5)   (2,972.2)   (2,513.5)
-----------------------------------------------------------------------
Federal income taxes recovered (paid)                                         (87.0)      (72.3)       38.4
-----------------------------------------------------------------------
Dividends to policyholders                                                    (28.4)      (27.7)      (16.5)
-----------------------------------------------------------------------
Other income received and expenses paid, net                                  (42.7)        6.3        14.4
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) operating activities                          (856.9)    1,876.2     1,043.7
-----------------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                                 12,142.6    12,542.0    13,183.9
-----------------------------------------------------------------------
Purchase of investments                                                   (10,345.0)  (14,175.4)  (14,049.6)
-----------------------------------------------------------------------
Other sources (uses)                                                          563.1      (266.5)      (64.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) investing activities                         2,360.7    (1,899.9)     (929.7)
-----------------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                                  --       100.0        15.1
-----------------------------------------------------------------------
Proceeds from borrowings from shareholder                                     120.0       100.0        63.0
-----------------------------------------------------------------------
Repayment of borrowings from shareholder                                     (100.0)      (63.0)      (63.0)
-----------------------------------------------------------------------
Dividends paid to shareholder                                                (150.0)     (135.0)     (310.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) financing activities                          (130.0)        2.0      (294.9)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net increase (decrease) in cash and short-term investments                  1,373.8       (21.7)     (180.9)
-----------------------------------------------------------------------
Cash and short-term investments at beginning of year                          759.2       780.9       961.8
-----------------------------------------------------------------------  ----------  ----------  ----------
Cash and short-term investments at end of year                           $  2,133.0  $    759.2  $    780.9
-----------------------------------------------------------------------  ----------  ----------  ----------
                                                                         ----------  ----------  ----------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company ("Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1997, the Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LLANY").

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Department"), which practices differ from generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis.

    Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the Interest Maintenance Reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's subsidiaries are carried at their statutory basis net equity and presented in the balance sheet as affiliated common stocks.

    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Premiums and deposits with respect to universal life policies and annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    A reconciliation of the Company's net income and capital and surplus determined on a statutory accounting basis with amounts determined in accordance with GAAP is as follows:

                                               CAPITAL AND SURPLUS   NET INCOME
                                               -----------------------------------------------------

                                               DECEMBER 31           YEAR ENDED DECEMBER 31
                                               1997       1996       1997       1996       1995
                                               -----------------------------------------------------
                                               (IN MILLIONS)
                                               -----------------------------------------------------
Amounts reported on a statutory basis          $ 2,968.4  $ 1,962.6  $   392.9  $   334.4  $   284.5
---------------------------------------------
GAAP adjustments:
  Deferred policy acquisition costs and
    present value of future profits                958.3    1,119.1      (98.9)      66.7      (63.0)
   ------------------------------------------
  Policy and contract reserves                  (1,672.9)  (1,405.3)     (48.6)     (57.1)     (55.3)
   ------------------------------------------
  Interest maintenance reserve                     135.4       76.7       58.7      (39.7)      60.9
   ------------------------------------------
  Deferred income taxes                            (13.0)     (27.4)      70.3        1.8       38.3
   ------------------------------------------
  Policyholders' share of earnings and
    surplus on participating business              (79.8)     (81.9)       5.3        (.3)        .2
   ------------------------------------------
  Asset valuation reserve                          450.0      375.5         --         --         --
   ------------------------------------------
  Net realized gain (loss) on investments          (91.5)     (72.0)     (20.4)      78.7       30.0
   ------------------------------------------
  Unrealized gain on investments                 1,245.5      825.2         --         --         --
   ------------------------------------------
  Nonadmitted assets, including nonadmitted
    investments                                     61.0       (7.1)        --         --         --
   ------------------------------------------
  Investments in subsidiary companies              188.8      156.6      (80.5)      29.9       34.3
   ------------------------------------------
  Other, net                                      (162.5)     (99.0)     (35.0)     (82.6)      (7.3)
   ------------------------------------------  ---------  ---------  ---------  ---------  ---------
Net increase (decrease)                          1,019.3      860.4     (149.1)      (2.6)      38.1
---------------------------------------------  ---------  ---------  ---------  ---------  ---------
Amounts on a GAAP basis                        $ 3,987.7  $ 2,823.0  $   243.8  $   331.8  $   322.6
---------------------------------------------  ---------  ---------  ---------  ---------  ---------
                                               ---------  ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    The discount or premium on bonds is amortized using the interest method. For mortgage-backed bonds, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items through the IMR. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amoritized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, increased liabilities associated with certain reinsurance agreements and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items have been sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the amount to be paid to reacquire the security. It is the Company's policy to take possession of securities with a market value at least equal to the value of the securities loaned. Securities loaned are recorded at amortized cost as long as the value of the related collateral is sufficient. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserve released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on funds withheld are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans is systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    measurement date, over the amount an employee must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. The fees received by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in the Company's statements of income.

2.  PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Department. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification, which is expected to be approved by the NAIC in 1998, will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Department. At this time, it is unclear whether Indiana will adopt Codification. However, based on the current draft guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

    The Company has received written approval from the Department to record surrender charges applicable to separate account liabilities for variable life and annuity products as a liability in the separate account financial statements payable to the Company's general account. In the accompanying financial statements, a corresponding receivable is recorded with the related income impact recorded in the accompanying statement of operations as a change in reserves or change in premium and other deposit funds.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS
    The major categories of net investment income are as follows:

                                                                     YEAR ENDED DECEMBER 31
                                                                     1997       1996       1995
                                                                     -------------------------------
                                                                     (IN MILLIONS)
                                                                     -------------------------------
Income:
  Bonds                                                              $ 1,524.4  $ 1,442.2  $ 1,457.4
   ----------------------------------------------------------------
  Preferred stocks                                                        23.5        9.6        6.4
   ----------------------------------------------------------------
  Unaffiliated common stocks                                               8.3        6.5        5.2
   ----------------------------------------------------------------
  Affiliated common stocks                                                15.0        9.5       12.6
   ----------------------------------------------------------------
  Mortgage loans on real estate                                          257.2      269.3      252.0
   ----------------------------------------------------------------
  Real estate                                                             92.2      114.4      110.0
   ----------------------------------------------------------------
  Policy loans                                                            37.5       35.0       32.1
   ----------------------------------------------------------------
  Other investments                                                       28.2       22.4       62.6
   ----------------------------------------------------------------
  Cash and short-term investments                                         70.3       48.9       53.2
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment income                                                2,056.6    1,957.8    1,991.5
-------------------------------------------------------------------
Expenses:
  Depreciation                                                            21.0       25.0       25.9
   ----------------------------------------------------------------
  Other                                                                  188.5      176.5      193.4
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment expenses                                                209.5      201.5      219.3
-------------------------------------------------------------------  ---------  ---------  ---------
Net investment income                                                $ 1,847.1  $ 1,756.3  $ 1,772.2
-------------------------------------------------------------------  ---------  ---------  ---------
                                                                     ---------  ---------  ---------

    Nonadmitted accrued investment income at December 31, 1997 and 1996 amounted to $2,600,000 and $2,500,000, respectively, consisting principally of interest on bonds in default and mortgage loans.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                     COST OR    GROSS        GROSS
                                                     AMORTIZED  UNREALIZED   UNREALIZED   FAIR
                                                     COST       GAINS        LOSSES       VALUE
                                                     ----------------------------------------------
                                                     (IN MILLIONS)
                                                     ----------------------------------------------
At December 31, 1997:
  Corporate                                          $13,003.8   $   942.2    $    60.1   $13,885.9
   ------------------------------------------------
  U.S. government                                        436.3        67.9           --       504.2
   ------------------------------------------------
  Foreign government                                   1,202.1       104.9          5.4     1,301.6
   ------------------------------------------------
  Mortgage-backed                                      3,874.3       215.2         27.1     4,062.4
   ------------------------------------------------
  State and municipal                                     44.2          .3           --        44.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $18,560.7   $ 1,330.5    $    92.6   $19,798.6
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

At December 31, 1996:
  Corporate                                          $12,548.1   $   586.5    $    66.6   $13,068.0
   ------------------------------------------------
  U.S. government                                      1,088.7        43.2         18.0     1,113.9
   ------------------------------------------------
  Foreign government                                   1,234.0       105.1          1.4     1,337.7
   ------------------------------------------------
  Mortgage-backed                                      4,478.4       183.3         27.4     4,634.3
   ------------------------------------------------
  State and municipal                                     40.4          .1           --        40.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $19,389.6   $   918.2    $   113.4   $20,194.4
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

    The carrying amount of bonds in the balance sheets at December 31, 1997 and 1996 reflects NAIC adjustments of
    $5,500,000 and $2,700,000, respectively, to decrease amortized cost.

    Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1997, by contractual maturity, is as follows:

                                                                               COST OR
                                                                               AMORTIZED  FAIR
                                                                               COST       VALUE
                                                                               --------------------
                                                                               (IN MILLIONS)
                                                                               --------------------
Maturity:
  In 1998                                                                      $   490.1  $   494.9
   --------------------------------------------------------------------------
  In 1999-2002                                                                   3,088.7    3,185.4
   --------------------------------------------------------------------------
  In 2003-2007                                                                   4,762.7    4,971.0
   --------------------------------------------------------------------------
  After 2007                                                                     6,344.9    7,084.9
   --------------------------------------------------------------------------
  Mortgage-backed securities                                                     3,874.3    4,062.4
   --------------------------------------------------------------------------  ---------  ---------
Total                                                                          $18,560.7  $19,798.6
-----------------------------------------------------------------------------  ---------  ---------
                                                                               ---------  ---------

    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    At December 31, 1997, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

    Proceeds from sales of investments in bonds during 1997, 1996 and 1995 were $9,715,000,000, $10,996,900,000 and
    $12,234,100,000, respectively. Gross gains during 1997, 1996 and 1995 of $218,100,000, $169,700,000 and $225,600,000,
    respectively, and gross losses of $78,000,000, $177,000,000 and $83,100,000, respectively, were realized on those sales.

    At December 31, 1997 and 1996, investments in bonds, with an admitted asset value of $76,200,000 and $70,700,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR     GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                          COST        GAINS        LOSSES       VALUE
                                          --------------------------------------------
                                          (IN MILLIONS)
                                          --------------------------------------------
At December 31, 1997:
  Preferred stocks                         $257.3       $12.1        $  .7      $268.7
----------------------------------------
  Unaffiliated common stocks                357.0        98.5         19.5       436.0
----------------------------------------
At December 31, 1996:
  Preferred stocks                         $239.7       $10.5        $ 1.7      $248.5
----------------------------------------
  Unaffiliated common stocks                289.9        84.6         16.2       358.3
----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1997 and 1996 reflects NAIC adjustments of $4,000,000 and $700,000, respectively, to decrease amortized cost.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    During 1997, the minimum and maximum lending rates for mortgage loans were 7.09% and 9.25%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1997, the Company did not hold any mortgages with interest overdue beyond one year. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

    Realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                          1997       1996       1995
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Realized capital gains                                                    $   209.3  $    69.3  $   186.8
------------------------------------------------------------------------
Less amount transferred to IMR (net of related taxes (credit) of $54.0,
$(6.7) and $51.1 in 1997, 1996 and 1995, respectively)                        100.2      (12.4)      94.8
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                              109.1       81.7       92.0
Less federal income taxes on realized gains                                    77.8       28.4       48.1
------------------------------------------------------------------------  ---------  ---------  ---------
Net realized capital gains                                                $    31.3  $    53.3  $    43.9
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

4.  SUBSIDIARIES
    Statutory-basis financial information related to the Company's four wholly-owned subsidiaries is summarized as follows (in millions):

                                                             DECEMBER 31, 1997
                                                             --------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC      LLANY
                                                             --------------------------------------------
Cash and invested assets                                     $ 1,154.4   $   284.8   $   399.0  $   796.3
-----------------------------------------------------------
Other assets                                                      36.9        77.3       481.6      130.8
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Total admitted assets                                        $ 1,191.3   $   362.1   $   880.6  $   972.1
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

Insurance reserves                                           $ 1,072.2   $   266.7   $   279.3  $   588.7
-----------------------------------------------------------
Other liabilities                                                 48.4        21.7       546.4        5.8
-----------------------------------------------------------
Liabilities related to separate accounts                            --          --          --      164.7
-----------------------------------------------------------
Capital and surplus                                               70.7        73.7        54.9      212.9
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Total liabilities and capital and surplus                    $ 1,191.3   $   362.1   $   880.6  $   972.1
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

                                                              DECEMBER 31, 1997
                                                              ------------------------------------------
                                                              FIRST
                                                              PENN       LNH&C      LNRAC      LLANY
                                                              ------------------------------------------
Revenues                                                      $   267.6  $   135.4  $   125.3  $   230.0
------------------------------------------------------------
Expenses                                                          262.6      244.2      114.6      224.4
------------------------------------------------------------
Net realized gains (losses)                                          .1         .6        (.1)       (.1)
------------------------------------------------------------  ---------  ---------  ---------  ---------
Net income                                                    $     5.1  $  (108.2) $    10.6  $     5.5
------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)

                                                             DECEMBER 31, 1996
                                                             ------------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC        LLANY
                                                             ------------------------------------------------
Cash and invested assets                                     $ 1,090.7   $   146.4    $   406.7    $   664.3
-----------------------------------------------------------
Other assets                                                      31.8        17.7        503.1          9.1
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total admitted assets                                        $ 1,122.5   $   164.1    $   909.8    $   673.4
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

Insurance reserves                                           $ 1,013.5   $    72.7    $   261.8    $   601.1
-----------------------------------------------------------
Other liabilities                                                 41.3        18.7        597.2         22.1
-----------------------------------------------------------
Capital and surplus                                               67.7        72.7         50.8         50.2
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total liabilities and capital and surplus                    $ 1,122.5   $   164.1    $   909.8    $   673.4
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

                                                               DECEMBER 31, 1996
                                                               ------------------------------------------------
                                                               FIRST
                                                               PENN       LNH&C        LNRAC        LLANY
                                                               ------------------------------------------------
Revenues                                                       $   246.5   $   104.9    $   120.8    $   642.7
-------------------------------------------------------------
Expenses                                                           247.1        97.1        114.1        661.3
-------------------------------------------------------------
Net realized gains (losses)                                          (.6)         --           --           --
-------------------------------------------------------------  ---------  -----------  -----------  -----------
Net income (loss)                                              $    (1.2)  $     7.8    $     6.7    $   (18.6)
-------------------------------------------------------------  ---------  -----------  -----------  -----------
                                                               ---------  -----------  -----------  -----------

    The carrying value of affiliated common stocks, representing their statutory-basis net equity, was $412,100,000 and $241,500,000 at December 31, 1997 and 1996, respectively. The cost basis of investments in subsidiaries as of December 31, 1997 and 1996 was $466,200,000 and $194,000,000,
    respectively.

    During 1997 and 1996, the Company's insurance subsidiaries paid dividends of $15,000,000 and $10,500,000, respectively.

5.  FEDERAL INCOME TAXES
    The effective federal income tax rate for financial reporting purposes differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends-received tax deductions, differences in policy acquisition costs and policy and contract liabilities for tax return and financial statement purposes.

    Federal income taxes incurred of $78,300,000, $83,600,000 and $103,700,000 in 1997, 1996 and 1995, respectively, would be subject to recovery in the event that the Company incurs net operating losses within three years of the years for which such taxes were paid.

    Prior to 1984, a portion of the Company's current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The Company's balance in the "policyholders' surplus" account at December 31, 1983 of $187,000,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which income taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder's surplus," and is available for dividends to the shareholder without additional payment of tax by the Company. The December 31, 1997 memorandum account balance for "shareholder's surplus"

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5.  FEDERAL INCOME TAXES (CONTINUED)
    was $1,905,000,000. Should dividends to the shareholder exceed its respective "shareholder's surplus," amounts would need to be transferred from the "policyholders' surplus" and would be subject to federal income tax at that time. Under existing or foreseeable circumstances, the Company neither expects nor intends that distributions will be made that will result in any such tax.

6.  SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption, "Other Admitted Assets", includes amounts recoverable from other insurers for claims paid by the Company, and the balance sheet caption, "Future Policy Benefits and Claims," has been reduced for insurance ceded as follows:

                                                                                 DECEMBER 31
                                                                                 1997       1996
                                                                                 --------------------
                                                                                 (IN MILLIONS)
                                                                                 --------------------
Insurance ceded                                                                  $ 1,431.0  $ 1,154.5
-------------------------------------------------------------------------------
Amounts recoverable from other insurers                                               35.9       16.0
-------------------------------------------------------------------------------

    Reinsurance transactions included in the income statement caption, "Premiums and Deposits," are as follows:

                                                                          YEAR ENDED DECEMBER 31
                                                                          1997       1996       1995
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Insurance assumed                                                         $   727.2  $   241.3  $   667.7
------------------------------------------------------------------------
Insurance ceded                                                               302.9      193.3      453.1
------------------------------------------------------------------------  ---------  ---------  ---------
Net amount included in premiums                                           $   424.3  $    48.0  $   214.6
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

    The income statement caption, "Benefits and Settlement
    Expenses," is net of reinsurance recoveries of $1,240,500,000, $787,900,000 and $1,407,000,000 for 1997,
    1996 and 1995, respectively.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6.  SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and Fees in Course of Collection," are as follows:

                                                                          DECEMBER 31, 1997
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.2   $     2.4    $      .8
------------------------------------------------------------------------
Ordinary renewal                                                               17.8         3.2         14.6
------------------------------------------------------------------------
Group life                                                                     10.6          .2         10.4
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    31.6   $     5.8    $    25.8
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

                                                                          DECEMBER 31, 1996
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.9   $     1.9    $     2.0
------------------------------------------------------------------------
Ordinary renewal                                                               35.1         3.0         32.1
------------------------------------------------------------------------
Group life                                                                      9.4         (.1)         9.5
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    48.4   $     4.8    $    43.6
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

    The Company has entered into non-exclusive managing general agent agreements with International Benefit Services Corp., HRM Claim Management, Inc. and Pediatrics Insurance Consultants, Inc. to write group life and health business. Direct premiums written related to the agreements amounted to $2,000,000, $2,600,000 and $8,800,000 in 1997 and
    $26,200,000, $3,800,000 and $8,600,000 in 1996,
    respectively. During 1996, LNC Administrative Services Corporation entered into a similar agreement with the Company with direct premiums written amounting to $7,200,000 and 6,200,000 in 1997 and 1996, respectively. Authority granted by the managing general agents agreements include underwriting, claims adjustment and claims payment services.

7.  ANNUITY RESERVES
    At December 31, 1997, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment,

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

7.  ANNUITY RESERVES (CONTINUED)
    subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                  AMOUNT     PERCENT
                                                                                  ----------------------
                                                                                  (IN MILLIONS)
                                                                                  ----------------------
Subject to discretionary withdrawal with adjustment:
  With market value adjustment                                                    $ 2,426.3           5%
   -----------------------------------------------------------------------------
  At book value, less surrender charge                                              4,225.8           8
   -----------------------------------------------------------------------------
  At market value                                                                  30,064.7          59
   -----------------------------------------------------------------------------  ---------         ---
                                                                                   36,716.8          72
Subject to discretionary withdrawal without adjustment at book value with
minimal or no charge or adjustment                                                 11,657.7          23
--------------------------------------------------------------------------------
Not subject to discretionary withdrawal                                             2,531.1           5
--------------------------------------------------------------------------------  ---------         ---
Total annuity reserves and deposit fund liabilities -- before reinsurance          50,905.6         100%
--------------------------------------------------------------------------------                    ---
                                                                                                    ---
Less reinsurance                                                                    1,797.5
--------------------------------------------------------------------------------  ---------
Net annuity reserves and deposit fund liabilities, including separate accounts    $49,108.1
--------------------------------------------------------------------------------  ---------
                                                                                  ---------

8.  CAPITAL AND SURPLUS
    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1997, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In 1998, the Company can pay dividends of $361,600,000 without prior approval of the Indiana Insurance Commissioner.

9.  EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial statements of income or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Option issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1997, 716,211 shares of LNC common stock were subject to options granted to Company employees and agents under the stock option incentive plans of which 370,239 were exercisable on that date. The exercise prices of the outstanding options range from $23.50 to $75.66. During 1997, 1996 and 1995, 170,789, 72,405 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9.  EMPLOYEE BENEFIT PLANS (CONTINUED)
    117,806 options were exercised, respectively, and 1,846, 10,950 and 11,473 options were forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1997 and 1996 is a net liability of $516,900,000 and $572,000,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves may be required in the future. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company. The Company reviews reserve levels on an ongoing basis.

    During 1995, the Company completed an in-depth review of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will continue in the future, net income decreased by $15,200,000 as a result of strengthening the disability income reserve.

    Because of continuing adverse experience and worsening projections of future experience, the Company conducted an additional in-depth review of loss experience on its disability income business during 1997. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserve by $80,000,000 (pre-tax).

    MARKETING AND COMPLIANCE ISSUES
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio.

    Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1997, 1996 and 1995 was $29,300,000, $26,400,000 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    $22,500,000, respectively. Future minimum rental commitments are as follows (in millions):

1998                                    $    18.5
--------------------------------------
1999                                         18.9
--------------------------------------
2000                                         20.1
--------------------------------------
2001                                         20.4
--------------------------------------
2002                                         20.7
--------------------------------------
Thereafter                                  152.2
--------------------------------------  ---------
                                        $   250.8
                                        ---------
                                        ---------

    The future commitments include amounts for space and equipment to be used by the personnel that were added on January 2, 1998 as a result of the purchase of a block of individual life and annuity business (see NOTE 12).

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for providing information technology services for the Fort Wayne operations. Annual costs are estimated to range from $33,600,000 to $56,800,000.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. Industry regulations prescribe the maximum coverage that the Company can retain on an individual insured. Prior to December 31, 1997, the Company limited its maximum coverage that it retained on an individual to $3,000,000. Based on a review of the capital and business in-force (including the addition of the block of business described in NOTE 12), effective in January 1998, the Company changed the amount it will retain on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been reinsured with other companies to limit its exposure to interest rate risks. At December 31, 1997, the reserves associated with these reinsurance arrangements totaled $1,760,000,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1997, the Company has provided $12,400,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $8,200,000 and $4,300,000 at December 31, 1997 and 1996, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1997, the Company did not have a concentration of: 1) business transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for claims in excess of $5,000,000. The degree of applicability of this coverage depends on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) not have a material adverse affect on the financial position or results of operations of the Company.

    Two lawsuits involve alleged fraud in the sale of interest sensitive universal life and whole life insurance policies. These two suits have been filed as class actions against the Company, although the court has not certified a class in either case. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class while the relief sought in these cases in substantial, the cases are in the early stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits cannot be reasonably estimated at this time.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                NOTIONAL OR
                                CONTRACT AMOUNTS
                                --------------------

                                DECEMBER 31
                                --------------------
                                1997       1996
                                --------------------
                                (IN MILLIONS)
                                --------------------
Mortgage loan pass-through
certificates                    $    41.6  $    50.3
------------------------------
Real estate partnerships               --         .5
------------------------------  ---------  ---------
                                $    41.6  $    50.8
                                ---------  ---------
                                ---------  ---------

    The Company has invested in real estate partnerships that use conventional mortgage loans to finance their projects. In some cases, the terms of these arrangements involve guarantees by each of the partners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addition, the Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1997 and 1996.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations, increased liabilities associated with reinsurance agreements and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)

                                          NOTIONAL OR         ASSETS (LIABILITIES)
                                          CONTRACT AMOUNTS    -----------------------------------
                                                              CARRYING   FAIR   CARRYING   FAIR
                                                              VALUE      VALUE  VALUE      VALUE
                                          -------------------------------------------------------

                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          1997      1996      1997       1997   1996       1996
                                          -------------------------------------------------------
                                          (IN MILLIONS)
                                          -------------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements            $4,900.0  $5,500.0   $13.9     $  .9   $20.8     $  8.2
       ---------------------------------
  Swaptions                                1,752.0     672.0     6.9       6.9    11.0       10.6
       ---------------------------------
  Financial futures contracts                   --     147.7      --        --    (2.4)      (2.4)
       ---------------------------------
  Interest rate swaps                         10.0        --      --      (1.8)     --         --
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                           6,662.0   6,319.7    20.8       6.0    29.4       16.4
Foreign currency derivatives:
  Forward contracts                          163.1     251.5     5.4       5.4      .2        (.2)
       ---------------------------------
  Foreign currency options                      --      43.9      --        --      .6         .4
       ---------------------------------
  Foreign currency swaps                      15.0      15.0      --      (2.1)     --       (2.1)
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                             178.1     310.4     5.4       3.3      .8       (1.9)
                                          --------  --------  --------   -----  --------   ------
                                          $6,840.1  $6,630.1   $26.2     $ 9.3   $30.2     $ 14.5
                                          --------  --------  --------   -----  --------   ------
                                          --------  --------  --------   -----  --------   ------

    A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is a follows:

                                     ----------------------------------------------------------------
                                     INTEREST RATE CAPS    SPREAD LOCKS          SWAPTIONS
                                     1997       1996       1997       1996       1997       1996
                                     ----------------------------------------------------------------
                                     (IN MILLIONS)
                                     ----------------------------------------------------------------
Balance at beginning of year         $ 5,500.0  $ 5,110.0  $      --  $   600.0  $   672.0  $      --
-----------------------------------
New contracts                               --      390.0       50.0       15.0    1,080.0      672.0
-----------------------------------
Terminations and maturities             (600.0)        --      (50.0)    (615.0)        --         --
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Balance at end of year               $ 4,900.0  $ 5,500.0  $      --  $      --  $ 1,752.0  $   672.0
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
                                     ---------  ---------  ---------  ---------  ---------  ---------

                                                              FINANCIAL FUTURES     INTEREST RATE SWAPS
                                                              CONTRACTS
                                                              ------------------------------------------
                                                              1997       1996       1997       1996
                                                              ------------------------------------------
Balance at beginning of year                                  $   147.7  $      --  $      --  $     5.0
------------------------------------------------------------
New contracts                                                      88.3    7,918.8       10.0         --
------------------------------------------------------------
Terminations and maturities                                      (236.0)  (7,771.1)        --       (5.0)
------------------------------------------------------------  ---------  ---------  ---------  ---------
Balance at end of year                                        $      --  $   147.7  $    10.0  $      --
------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)


                                        FOREIGN CURRENCY DERIVATIVES
                                        ----------------------------------------------------------------

                                        FOREIGN EXCHANGE      FOREIGN CURRENCY      FOREIGN CURRENCY
                                        FORWARD CONTRACTS     OPTIONS               SWAPS
                                        1997       1996       1997       1996       1997       1996
                                        ----------------------------------------------------------------
                                        (IN MILLIONS)
                                        ----------------------------------------------------------------
Balance at beginning of year            $   251.5  $    15.7  $    43.9  $    99.2  $    15.0  $    15.0
--------------------------------------
New contracts                               833.1      406.9         --    1,168.8         --         --
--------------------------------------
Terminations and maturities                (921.6)    (171.1)     (43.9)  (1,224.1)        --         --
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Balance at end of year                  $   163.1  $   251.5  $      --  $    43.9  $    15.0  $    15.0
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
                                        ---------  ---------  ---------  ---------  ---------  ---------

    INTEREST RATE CAPS
    The interest rate cap agreements, which expire in 1998 through 2003, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other assets ($13,900,000 as of December 31, 1997) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SWAPTIONS
    Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of fluctuating interest rates. The premium paid for the swaptions is included in other assets ($6,900,000 as of December 31, 1997) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SPREAD LOCKS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified Government note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity Government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

    FINANCIAL FUTURES
    The Company uses exchange-traded financial futures contracts to hedge against interest rate risks and to manage duration of a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily.

    INTEREST RATE SWAPS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) agreements the stream of variable coupon payments generated from the bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income.

    FOREIGN CURRENCY DERIVATIVES
    The Company uses a combination of foreign exchange forward contracts, foreign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to re-exchange the two currencies at the same rate of exchange at a specified future date.

    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $7,000,000, $6,900,000 and $5,600,000 in 1997, 1996 and 1995, respectively.
    Deferred losses of $2,600,000 as of December 31, 1997, were the result of:
    1) terminated and expired spread-lock agreements and; 2) financial futures contracts. These losses are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

    The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, foreign exchange forward contracts, foreign currency options and foreign currency swaps. However, the Company does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1997, the exposure was $11,700,000.

11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair values of mortgage loans on real estate are established using a discounted cash flow method based on credit rating, maturity and future income. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future Policy Benefits and Claims" and "Other Policyholder Funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

    The remainder of the balance sheet captions "Future Policy Benefits and Claims" and "Other Policyholder Funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

    SHORT-TERM DEBT
    Fair values of short-term debt approximates carrying values.

    GUARANTEES
    The Company's guarantees include guarantees related to real estate partnerships and mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant.

    DERIVATIVES
    The Company's derivatives include interest rate cap agreements, swaptions, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, interest rate swaps, foreign currency options and foreign currency swaps. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices for the foreign currency exchange contracts and financial future contracts and;
    2) brokerage quotes that utilize pricing models or formulas using current assumptions for all other swaps and agreements.

    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                 DECEMBER 31
                                                 ----------------------------------------------
                                                 1997                    1996
                                                 ----------------------------------------------
                                                 CARRYING                CARRYING
ASSETS (LIABILITIES)                             VALUE       FAIR VALUE  VALUE       FAIR VALUE
-----------------------------------------------------------------------------------------------
                                                 (IN MILLIONS)
                                                 ----------------------------------------------
Bonds                                            $ 18,560.7  $ 19,798.6  $ 19,389.6  $ 20,194.4
-----------------------------------------------
Preferred stock                                       257.3       268.7       239.7       248.5
-----------------------------------------------
Unaffiliated common stock                             436.0       436.0       358.3       358.3
-----------------------------------------------
Mortgage loans on real estate                       3,012.7     3,179.2     2,976.7     3,070.9
-----------------------------------------------
Policy loans                                          660.5       648.3       626.5       612.7
-----------------------------------------------
Other investments                                     335.5       335.5       282.7       282.7
-----------------------------------------------
Cash and short-term investments                     2,133.0     2,133.0       759.2       759.2
-----------------------------------------------
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed
    interest contracts                            (17,324.2)  (16,887.6)  (17,871.6)  (17,333.0)
   --------------------------------------------
  Remaining guaranteed interest and similar
    contracts                                      (1,267.0)   (1,294.6)   (1,799.7)   (1,835.4)
   --------------------------------------------
Short-term debt                                      (120.0)     (120.0)     (100.0)     (100.0)
-----------------------------------------------
Derivatives                                            26.2         9.3        26.5        13.8
-----------------------------------------------
Investment commitments                                   --         (.5)         --         (.6)
-----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In October 1996, the Company and LLANY purchased a block of group tax-qualified annuity business from UNUM Corporation's affiliate. The transaction was completed in the form of a reinsurance transaction, which resulted in a ceding commission of $71,800,000. The ceding commission has been recorded as admissible goodwill of $62,300,000, which is to be amortized on a straight-line basis over 10 years. LLANY was required by the New York Department of Insurance to expense its portion of the ceding commission in 1996. Policy liabilities and related accruals of the Company and its wholly owned subsidiary increased by $3,200,000,000 as a result of this transaction.

    In 1997, LNC contributed 25,000,000 shares of common stock of American States Financial Corporation ("American States") to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of such stock at fair value.

    On January 2, 1998, the Company issued a surplus note to LNC in return for $500,000,000 in cash. The note calls for the Company to pay, on or before March 31, 2028, the principal amount of the note and interest quarterly at a 6.56% annual rate. LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

12. ACQUISITIONS AND SALES OF SUBSIDIARIES (CONTINUED) anniversary date of the note, but not before January 2, 2003. Any payment of interest or repayment of principal may be paid only out of excess surplus (as defined in the note) and is subject to the approval of the Commissioner of the Indiana Department of Insurance.

    Proceeds from the sale of the Company's American States common stock, as well as proceeds from the surplus note, were used to finance an indemnity reinsurance transaction whereby the Company reinsured 100% of a block of individual life insurance and annuity business from CIGNA Corporation. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement, which will result in a decrease to surplus in 1998 of approximately $1,000,000,000. Operating results generated by this block of business after the closing date will be included in the Company financial statements from the closing date. At the time of closing, this block of business had statutory liabilities of $4,658,200,000 that became the Company's obligation. The company also received assets, measured on a historical statutory basis, equal to the liabilities. During 1997, this block produced premiums, fees and deposits of $1,051,000,000 and earnings of $87,200,000 on a statutory basis. The Company also expects to pay $30,000,000 to cover expenses associated with the reinsurance agreement and to record a charge of approximately $12,000,000 during 1998 to cover certain costs of integrating the existing operations with the new block of business.

13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LFGI override commissions and operating expense allowances of $61,600,000, $56,300,000 and $43,300,000 in 1997, 1996 and 1995,
    respectively. LFGI incurred expenses of $5,500,000, $15,700,000 and $10,400,000 in 1997, 1996 and 1995, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LFGI agreed to increase the override commission expense and eliminate the operating expense allowance.

    Cash and short-term investments at December 31, 1997 and 1996 include the Company's participation in a short-term investment pool with LNC of $325,600,000 and $175,100,000, respectively. Related investment income amounted to $15,500,000, $15,300,000 and $21,100,000 in 1997, 1996 and 1995,
    respectively. Other liabilities at December 31, 1997 and 1996 include $120,000,000 and $100,000,000, respectively, of notes payable to LNC.

    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $48,500,000, $34,100,000 and $24,900,000 in 1997, 1996 and 1995, respectively.

    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                        YEAR ENDED DECEMBER 31
                        1997       1996       1995
                        -------------------------------
                        (IN MILLIONS)
                        -------------------------------
Insurance assumed       $    11.9  $    17.9  $    17.6
----------------------
Insurance ceded             100.3      302.8      214.4
----------------------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES (CONTINUED)
    The balance sheets include reinsurance balances with affiliated companies as follows:

                          DECEMBER 31
                          1997       1996
                          --------------------
                          (IN MILLIONS)
                          --------------------
Future policy benefits
and claims assumed        $   245.5  $   312.7
------------------------
Future policy benefits
and claims ceded              997.2      891.8
------------------------
Amounts recoverable on
paid and unpaid losses         30.4       31.2
------------------------
Reinsurance payable on
paid losses                     5.3        2.7
------------------------
Funds held under
reinsurance treaties --
net liability               1,115.4    1,062.4
------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $280,900,000 and $314,200,000 at December 31, 1997 and 1996,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1997 and 1996, LNC had guaranteed $229,100,000 and $239,200,000, respectively, of these letters of credit. At December 31, 1997, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $130,700,000 for statutory surplus relief received under financial reinsurance ceded agreements.

14. SEPARATE ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value and consist primarily of long-term bonds, common stocks, short-term investments and mutual funds. The detailed operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder deposits are included in other income.

    Separate account premiums, deposits and other considerations amounted to $4,821,800,000, $4,148,700,000 and $3,068,200,000 in 1997, 1996 and 1995,
    respectively. Reserves for separate accounts with assets at fair value were $30,560,700,000 and $23,047,800,000 at December 31, 1997 and 1996,
    respectively. All reserves are subject to discretionary withdrawal at market value. Substantially all of the Company's separate accounts are nonguaranteed.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)

    A reconciliation of transfers to (from) separate accounts are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              1997           1996
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Transfers as reported in the Summary of Operations of
various Separate Accounts:
  Transfers to separate accounts                              $ 4,824.0      $ 4,149.6
------------------------------------------------------------
  Transfers from separate accounts                             (2,943.8)      (2,058.5)
------------------------------------------------------------  ---------      ---------
Net transfer to separate accounts as reported in the
Company's NAIC Annual Statement -- Summary of Operations      $ 1,880.2      $ 2,091.1
------------------------------------------------------------  ---------      ---------
                                                              ---------      ---------

15. RECONCILIATION OF ANNUAL STATEMENT TO AUDITED FINANCIAL STATEMENTS In 1997, certain errors were identified by the Illinois
    Insurance Department in the calculation of the AVR as of December 31, 1996 and 1995. The effects of the AVR errors also resulted in the need for revisions in the calculation of certain investment limitation thresholds, the results of which indicated that additional assets should have been nonadmitted as of December 31, 1996. As discussed by the Company with the Indiana and Illinois Insurance Departments, corrections were made to affected pages of the Company's
    NAIC Annual Statement which were refiled with various state insurance departments. However, due to immateriality of the corrections in relation to the financial statements taken as a whole, the audited 1996 and 1995 statutory-basis financial statements were not corrected and re-issued.

    The Company's 1997 NAIC Annual Statement, as filed with various state insurance departments, also includes the corrected balances for 1996 and 1995. The following is a reconciliation of total admitted assets, total liabilities and capital and surplus as of December 31, 1996 as presented in the 1997 NAIC Annual Statement (as corrected) to the accompanying audited financial statements.

                                          TOTAL                    CAPITAL
                                          ADMITTED   TOTAL         AND
                                          ASSETS     LIABILITIES   SURPLUS
                                          ---------------------------------
Balance as of December 31, 1996 as
reported in the accompanying audited
financial statements                      $50,016.6   $ 48,054.0   $ 1962.6
----------------------------------------
Effect of AVR errors                             --         37.6      (37.6)
----------------------------------------
Effect of change in investment
limitations                                   (57.0)          --      (57.0)
----------------------------------------  ---------  -----------   --------
Balance as of December 31, 1996 as
reported in the 1997 NAIC Annual
Statement                                 $49,959.6   $ 48,091.6   $1,868.0
----------------------------------------  ---------  -----------   --------
                                          ---------  -----------   --------

16. IMPACT OF YEAR 2000 (UNAUDITED)
    The Year 2000 Issue is pervasive and complex and affects virtually every aspect of the Company's business. The Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners are particularly vulnerable. The inability to properly recognize date sensitive electronic information and transfer data between systems could cause errors or even a complete systems failure which would result in a temporary inability to process transactions correctly and engage in normal business

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

16. IMPACT OF YEAR 2000 (UNAUDITED) (CONTINUED) activities. The Company is redirecting a large portion of its internal information technology efforts and contracting with outside consultants to update its systems to accommodate the year 2000. Also, the Company has initiated formal communications with critical parties that interface with the Company's systems to gain an understanding of their progress in addressing Year 2000 Issues. While the Company is making every effort to address its own systems and the systems with which it interfaces, it is not possible to provide assurance that operational problems will not occur. The Company presently believes that with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the Year 2000 Issue will not pose significant operational problems for its computer systems. In addition, the Company is developing contingency plans in the event that, despite its best efforts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the Year 2000 Issue could have a material adverse impact on the operation of the Company's business.

    During 1997 and 1996, the Company incurred expenditures of approximately $5,500,000 ($3,600,000 after-tax) to address this issue. The Company's financial plans for 1998 through 2000 include expected expenditures of an additional $20,000,000 ($13,000,000 after-tax) on this issue. The cost of addressing Year 2000 Issues and the timeliness of completion will be closely monitored by management and are based on managements's current best estimates which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third party modification plans and other factors. Nevertheless, there can be no guarantee that these estimated costs will be achieved and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems and other uncertainties.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (a wholly owned subsidiary of Lincoln National Corporation) as of December 31, 1997 and 1996, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Lincoln National Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

February 5, 1998

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

DECEMBER 31, 1997 (IN MILLIONS)

Investment income earned:
           Government bonds                                                                           $    52.8
           -----------------------------------------------------------------------------------------
           Other bonds (unaffiliated)                                                                   1,471.6
           -----------------------------------------------------------------------------------------
           Preferred stocks (unaffiliated)                                                                 23.5
           -----------------------------------------------------------------------------------------
           Common stocks (unaffiliated)                                                                     8.3
           -----------------------------------------------------------------------------------------
           Common stocks of affiliates                                                                     15.0
           -----------------------------------------------------------------------------------------
           Mortgage loans                                                                                 257.2
           -----------------------------------------------------------------------------------------
           Real estate                                                                                     92.2
           -----------------------------------------------------------------------------------------
           Premium notes, policy loans and liens                                                           37.5
           -----------------------------------------------------------------------------------------
           Cash on hand and on deposit                                                                      1.0
           -----------------------------------------------------------------------------------------
           Short-term investments                                                                          69.3
           -----------------------------------------------------------------------------------------
           Other invested assets                                                                           21.9
           -----------------------------------------------------------------------------------------
           Derivative instruments                                                                         (10.0)
           -----------------------------------------------------------------------------------------
           Aggregate write-ins for investment income                                                       16.3
           -----------------------------------------------------------------------------------------  ---------
Gross investment income                                                                               $ 2,056.6
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Real estate owned (cost, less encumbrances)                                                           $   585.2
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Mortgage loans (unpaid balance):
           Farm mortgages                                                                             $     0.1
           -----------------------------------------------------------------------------------------
           Residential mortgages                                                                            3.1
           -----------------------------------------------------------------------------------------
           Commercial mortgages                                                                         3,009.5
           -----------------------------------------------------------------------------------------  ---------
Total mortgage loans                                                                                  $ 3,012.7
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Mortgage loans by standing (unpaid balance):
           Good standing                                                                              $ 2,974.1
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Good standing with restructured terms                                                      $    38.5
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Interest overdue more than three months, not in foreclosure                                $      --
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Foreclosure in process                                                                     $     0.1
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
Other long-term assets (statement value)                                                              $   281.5
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA (CONTINUED)

DECEMBER 31, 1997 (IN MILLIONS)

Bonds and stocks of parent, subsidiaries and affiliates (cost):
    Common stocks of subsidiaries                                                                $   466.2
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Bonds and short-term investments by class and maturity:
  Bonds by maturity (statement value):
    Due within one year or less                                                                  $ 3,140.1
     ------------------------------------------------------------------------------------------
    Over 1 year through 5 years                                                                    5,182.8
     ------------------------------------------------------------------------------------------
    Over 5 years through 10 years                                                                  5,772.8
     ------------------------------------------------------------------------------------------
    Over 10 years through 20 years                                                                 3,275.3
     ------------------------------------------------------------------------------------------
    Over 20 years                                                                                  3,270.6
     ------------------------------------------------------------------------------------------  ---------
  Total by maturity                                                                              $20,641.6
   --------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
  Bonds by class (statement value):
    Class 1                                                                                      $13,879.0
     ------------------------------------------------------------------------------------------
    Class 2                                                                                        5,215.6
     ------------------------------------------------------------------------------------------
    Class 3                                                                                          848.0
     ------------------------------------------------------------------------------------------
    Class 4                                                                                          668.8
     ------------------------------------------------------------------------------------------
    Class 5                                                                                           23.6
     ------------------------------------------------------------------------------------------
    Class 6                                                                                            6.6
     ------------------------------------------------------------------------------------------  ---------
  Total by class                                                                                 $20,641.6
   --------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Total bonds publicly traded                                                                      $16,457.1
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Total bonds privately placed                                                                     $ 4,184.5
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Preferred stocks (statement value)                                                               $   257.3
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Unaffiliated common stocks (market value)                                                        $   436.0
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Short-term investments (cost or amortized cost)                                                  $ 2,080.9
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Financial options and caps owned (statement value)                                               $    20.8
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Financial options and caps written (statement value)                                             $      --
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Swap and forward agreements open (statement value)                                               $     5.4
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Futures contracts open (current value)                                                           $      --
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Cash on deposit                                                                                  $    52.1
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Life insurance in-force:
    Ordinary                                                                                     $   108.6
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group life                                                                                   $    31.2
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA (CONTINUED)

DECEMBER 31, 1997 (IN MILLIONS)

Amount of accidental death insurance in-force under ordinary policies                            $     5.3
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Life insurance policies with disability provisions in-force:
    Ordinary                                                                                     $     5.5
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group life                                                                                   $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Supplementary contracts in-force:
    Ordinary -- not involving life contingencies:
      Amount on deposit                                                                          $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Income payable                                                                             $     0.8
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Ordinary -- involving life contingencies:
      Income payable                                                                             $     3.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group -- not involving life contingencies:
      Income payable                                                                             $     1.1
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group -- involving life contingencies:
      Income payable                                                                             $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Annuities:
    Ordinary:
      Immediate -- amount of income payable                                                      $    71.8
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Deferred -- fully paid account balance                                                     $     0.7
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Deferred -- not fully paid account balance                                                 $   264.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group:
      Amount of income payable                                                                   $     0.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Fully paid account balance                                                                 $     0.1
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Not fully paid account balance                                                             $    72.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Accident and health insurance -- premiums in-force:
    Ordinary                                                                                     $   166.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group                                                                                        $    77.7
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Deposit funds and dividend accumulations:
    Deposit funds account balance                                                                $16,507.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Dividend accumulations -- account balance                                                    $   114.4
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTE TO SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

NOTE -- BASIS OF PRESENTATION

The accompanying schedule presents selected statutory-basis financial data as of December 31, 1997 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General Section of the National Association of Insurance Commissioners' Annual Statement Instructions and agrees to or is included in the amounts reported in The Lincoln National Life Insurance Company's 1997 Statutory Annual Statement as filed with the Indiana Department of Insurance.

REPORT OF INDEPENDENT AUDITORS ON
OTHER FINANCIAL INFORMATION

Board of Directors
The Lincoln National Life Insurance Company

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of selected statutory basis financial data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory-basis financial statements taken as a whole.

February 5, 1998

                LINCOLN NATIONAL VARIABLE ANNUITY FUND A (GROUP)

                   Post-Effective Amendment No. 53 on Form N-3
                            PART C--OTHER INFORMATION

Item 28.
(a) LIST OF FINANCIAL STATEMENTS

1.  The Table of Per-Accumulation-Unit Income and
    Capital Changes for Fund A is included in Part
    A of this Registration Statement.

2. The following Financial Statements of Fund A are included in Part B of this Registration
    Statement:

       Statement of Operations--Year ended
          December 31, 1997

       Statements of Changes in Net Assets--
          Years ended December 31, 1997 and 1996

       Statement of Net Assets--
          December 31, 1997

       Notes to Financial Statements--
          December 31, 1997
       Report of Ernst & Young LLP, Independent Auditors

3.

The following Statutory - Basis Financial Statements and Schedules of Lincoln National Life Insurance Company are included in Part B of this Registration
Statement:

Balance Sheets -- Statutory - Basis Years ended December 31, 1997 and 1996 Statements of Income -- Statutory -- Basis - Years ended December 31, 1997, 1996 and 1995
Statements of Capital and Surplus -- Statutory Basis - Years ended December 31, 1997, 1996 and 1995
Notes to Statutory - Basis Financial Statements -- December 31, 1997

Supplemental Schedule of Selected Statutory Basis Financial Data -- December 31, 1997
Report of Ernst & Young LLP, Independent Auditors

(b) LIST OF EXHIBITS


(1) Separate Account Resolution of the Board of Directors of the Insurance Company authorizing the establishment of the Registrant

(2)  Fund Bylaws or Instruments corresponding thereto

(3)  Custodian Agreement

(4)  (a) Investment Advisory Contract

     (b) Investment Sub-advisory Contract

(5)  Not applicable

(6)  (a) Variable Annuity Contract

     (b) Participant Certificate

(7)  Application

(8) Articles of Incorporation and Bylaws Lincoln National Life Insurance Company are incorporated herein by reference to the Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

(9)  Not applicable

(10) Not applicable

(11) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on Form S-6 (333-40745) filed on November 21, 1997.

(12) Opinion and Consent of Counsel--Robert H. Carpenter, Esquire

(13) Consent of Ernst & Young LLP, Independent Auditors

(14) Not applicable

(15) Not applicable

(16) Not applicable

(17) Financial Data Schedule

(18) General

     (a) Organizational Chart of the Lincoln National Insurance Holding Company System is incorporated herein by reference to the Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

     (b)  Books and Records Report



Item 29.

                DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY

                                                             Positions and
Name and Principal        Positions and Offices              Offices with
Business Address          with Insurance Company             Registrant
----------------          ----------------------             ----------

GABRIEL L. SHAHEEN*       President, Chief
                          Executive Officer
                          and Director

JON A. BOSCIA**           Director

CAROLYN P. BRODY*         Vice President

THOMAS L. CLAGG*          Vice President and Associate
                          General Counsel

KELLY D. CLEVENGER*       Vice President                     Chairman and Member

JEFFREY K. DELLINGER*     Vice President

JOHN H. GOTTA****         Senior Vice President

JACK D. HUNTER**         Executive Vice President
                         and General Counsel,
                         Lincoln National
                         Corporation and The Lincoln
                         National Life Insurance Company

DONALD E. KELLER*        Vice President

STEPHEN H. LEWIS*        Senior Vice President

H. THOMAS MCMEEKIN**     Director

REED P. MILLER*          Vice President

IAN M. ROLLAND**         Director

CYNTHIA A. ROSE**        Secretary,                        Secretary
                         The Lincoln National
                         Life Insurance Company and
                         Lincoln National Corporation

LAWRENCE T.  ROWLAND***  Executive Vice President and
                         Director

KEITH J. RYAN*           Assistant Treasurer, Senior
                         Vice President and Chief
                         Financial Officer

RICHARD C. VAUGHAN**     Director

JANET C. WHITNEY**       Vice President and                Vice President and
                         Treasurer                         Treasurer

C. SUZANNE WOMACK**      Secretary and Assistant
                         Vice President

Footnotes:

*    Principal business address is 1300 S. Clinton Street, Fort Wayne, Indiana
     46802
**   Principal business address is 200 E. Berry Street, Fort Wayne, Indiana
     46802
*** Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort Wayne,

**** Principal business address is 900 Cottage Grove Road, Bloomfield, CT
     06152-2321

        Indiana 46804

This list is also designed to satisfy the requirements of Item 33.


Item 30.

     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

See Exhibit 18(a): Organizational Chart of the Lincoln National Insurance Holding Company System. The Fund is a segregated account established pursuant to Indiana Law, and thus does not appear on the Chart.


Item 31.
                   NUMBER OF CONTRACTOWNERS

As of February 28, 1998, there were 8,363 group contractowners of qualified contracts. The Fund does not offer non-qualified contracts.

Item 32.
                   INDEMNIFICATION--UNDERTAKING

(a) Brief description of indemnification provisions.

    See prior filings.

(b) Undertaking pursuant to Rule 484 of Regulation C under the
    Securities Act of 1933:

    See prior filings.


Item 33.  Business and Other Connections of Investment Adviser.

The Lincoln National Life Insurance Company (Lincoln Life), the Investment Adviser, is principally engaged in the sale of life insurance, annuities, and related products and services, and is a professional reinsurer.

Information concerning other activities of certain directors and officers of Lincoln Life is set out in item 29 above.

Item 34.  Principal Underwriters

(a) Lincoln Life also currently serves as Principal Underwriter for Lincoln National Variable Annuity Fund A (Individual) and is the Sponsor of Lincoln National Flexible Premium Variable Life Accounts D, F, G, J, K, M and R and Lincoln National Variable Annuity Accounts C, E, H, L, N, Q 50, 51 and 52.

(b) Not Applicable.

Item 35.  Location of Accounts and Records

Exhibit 18(b) incorporated by reference herein, in response to this Item.


Item 36.  Management Services

See Exhibit 9(d):

Item 37.  Undertakings

(a) Not Applicable.

(b) See prior filings.

(c) See prior filings.

(d) Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Lincoln National Life Insurance Company.

                                  SIGNATURES

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 28th day of April, 1998.


                                     LINCOLN NATIONAL VARIABLE ANNUITY
                                     FUND A (Group)

                                     By /s/ Kelly D. Clevenger
                                        ----------------------------------------
                                        Kelly D. Clevenger, Chairperson
                                        Board of Managers
                                        (Signature and Title)

                                     By THE LINCOLN NATIONAL LIFE
                                        INSURANCE COMPANY (Lincoln Life)
                                        (Depositor)

                                     By /s/ Gabriel L. Shaheen
                                        ----------------------------------------
                                        Gabriel L. Shaheen
                                        President
                                        (Name and title of officer of Depositor)

     (b) As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Gabriel L. Shaheen           President, Chief Executive       April 28, 1998
----------------------------     Officer and Director
Gabriel L. Shaheen              (Principal Executive Officer)


/s/ Jon A. Boscia                Director                         April 28, 1998
----------------------------
Jon A. Boscia


                                 Director
----------------------------
Ian M. Rolland


                                 Executive Vice President         ______________
----------------------------     and Director
Lawrence T. Rowland


/s/ Richard C. Vaughan           Director                         April 28, 1998
----------------------------
Richard C. Vaughan


/s/ H. Thomas McMeekin           Director                         April 28, 1998
----------------------------
H. Thomas McMeekin


/s/ Keith J. Ryan                Senior Vice President,           April 28, 1998
----------------------------     Assistant Treasurer, and
Keith J. Ryan                    Chief Financial Officer
                                 (Principal Financial Officer
                                 and Principal Accounting
                                 Officer)

                                 Director
----------------------------
Jack D. Hunter
